September 30, 2025
2025 Quarterly Report (Unaudited)

BlackRock Credit Strategies Fund

Not FDIC Insured • May Lose Value • No Bank Guarantee

Consolidated Schedule of Investments (unaudited)
September 30, 2025
BlackRock Credit Strategies Fund
(Percentages shown are based on Net Assets)

Security		Par (000)	Value
Asset-Backed Securities
720 East CLO Ltd., Series 2022-1A, Class CR, (3-mo. CME Term SOFR + 1.90%), 6.23%, 01/20/38(a)(b)	USD	1,000	$ 1,002,845
AGL CLO Ltd., Series 2021-12A, Class B, (3-mo. CME Term SOFR + 1.86%), 6.19%, 07/20/34(a)(b)		1,000	1,001,780
AIMCO CLO Ltd., Series 2020-11A, Class CR2, (3-mo. CME Term SOFR + 1.90%), 6.18%, 07/17/37(a)(b)		1,000	1,002,822
Anchorage Capital CLO Ltd., Series 2019-11A, Class C1R2, (3-mo. CME Term SOFR + 2.40%), 6.73%, 07/22/37(a)(b)		1,000	1,007,282
Ballyrock CLO Ltd.(a)(b)
Series 2019-2A, Class BRR, (3-mo. CME Term SOFR + 2.40%), 6.60%, 02/20/36		1,000	1,001,482
Series 2024-22A, Class B, (3-mo. CME Term SOFR + 2.35%), 6.67%, 04/15/37		1,500	1,510,462
Battalion CLO X Ltd., Series 2016-10A, Class BR2, (3- mo. CME Term SOFR + 2.31%), 6.63%, 01/25/35(a)(b)		1,000	1,001,506
Birch Grove CLO Ltd., Series 2024-9A, Class A1, (3-mo. CME Term SOFR + 1.40%), 5.73%, 10/22/37(a)(b)		1,000	1,003,594
Bryant Park Funding Ltd., Series 2024-22A, Class C, (3-mo. CME Term SOFR + 2.60%), 6.92%, 04/15/37(a)(b)		1,500	1,510,835
CarVal CLO IV Ltd., Series 2021-1A, Class D, (3-mo. CME Term SOFR + 3.51%), 7.84%, 07/20/34(a)(b)		1,000	1,003,283
CarVal CLO VC Ltd., Series 2021-2A, Class C, (3-mo. CME Term SOFR + 2.46%), 6.78%, 10/15/34(a)(b)		1,000	1,001,512
Cook Park CLO Ltd., Series 2018-1A, Class C, (3-mo. CME Term SOFR + 2.01%), 6.29%, 04/17/30(a)(b)		250	250,476
Elmwood CLO 21 Ltd., Series 2022-8A, Class AR, (3-mo. CME Term SOFR + 1.65%), 5.98%, 10/20/36(a)(b)		700	701,006
Elmwood CLO 26 Ltd., Series 2026-1A, Class C, (3-mo. CME Term SOFR + 2.40%), 6.67%, 04/18/37(a)(b)		1,000	1,007,300
Elmwood CLO 37 Ltd., Series 2024-13A, Class D1, (3- mo. CME Term SOFR + 2.60%), 6.89%, 01/17/38(a)(b)		1,000	1,004,513
Galaxy XXIV CLO Ltd., Series 2024-R, Class CR, (3-mo. CME Term SOFR + 2.45%), 6.77%, 04/15/37(a)(b)		1,106	1,113,841
Generate CLO Ltd., Series 7A, Class A1R, (3-mo. CME Term SOFR + 1.62%), 5.95%, 04/22/37(a)(b)		1,000	1,003,367
Greywolf CLO V Ltd., Series 2015-1A, Class CR, (3-mo. CME Term SOFR + 3.26%), 7.58%, 01/27/31(a)(b)		500	502,642
HalseyPoint CLO Ltd., Series 2021-4A, Class C, (3-mo. CME Term SOFR + 2.41%), 6.74%, 04/20/34(a)(b)		750	751,140
New Mountain CLO Ltd., Series CLO-3A, Class A1R, (3-mo. CME Term SOFR + 1.33%), 5.61%, 10/20/38(a)(b)		1,000	1,003,750
NYACK Park CLO Ltd., Series 2021-1A, Class C, (3-mo. CME Term SOFR + 2.21%), 6.54%, 10/20/34(a)(b)		1,250	1,250,000
Oaktree CLO Ltd., Series 2024-27A, Class B, (3-mo. CME Term SOFR + 1.65%), 5.98%, 10/22/37(a)(b)		1,500	1,502,805
OCP CLO Ltd., Series 2019-17A, Class CR2, (3-mo. CME Term SOFR + 2.00%), 6.33%, 07/20/37(a)(b)		1,000	1,004,353
OHA Credit Funding Ltd., Series 2019-2A, Class D1R2, (3-mo. CME Term SOFR + 2.70%), 7.03%, 01/21/38(a)(b)		1,000	1,008,750
OHA Credit Partners XV Ltd., Series 2017-15R, Class D1R, (3-mo. CME Term SOFR + 3.45%), 7.78%, 04/20/37(a)(b)		1,500	1,522,373
OHA Loan Funding Ltd., Series 2013-1A, Class D1R3, (3-mo. CME Term SOFR + 3.30%), 7.62%, 04/23/37(a)(b)		750	757,368
Security		Par (000)	Value
Asset-Backed Securities (continued)
Palmer Square CLO Ltd., Series 2021-4A, Class CR, (3-mo. CME Term SOFR + 1.85%), 6.12%, 07/15/38(a)(b)	USD	1,000	$ 1,002,715
Post CLO Ltd., Series 2022-1A, Class D, (3-mo. CME Term SOFR + 3.20%), 7.53%, 04/20/35(a)(b)		1,000	1,000,992
Regatta XII Funding Ltd., Series 2019-1A, Class ARR, (3-mo. CME Term SOFR + 1.39%), 5.71%, 10/15/37(a)(b)		1,000	1,003,151
Silver Point CLO Ltd., Series 2024-5A, Class C, (3-mo. CME Term SOFR + 2.10%), 6.43%, 10/20/37(a)(b)		1,250	1,256,462
Sixth Street CLO XIX Ltd., Series 2021-19A, Class D1R, (3-mo. CME Term SOFR + 2.80%), 7.08%, 07/17/38(a)(b)		1,000	1,005,051
Sycamore Tree CLO Ltd., Series 2024-5A, Class B, (3- mo. CME Term SOFR + 2.25%), 6.58%, 04/20/36(a)(b)		1,000	1,002,780
Unique Pub Finance Co. PLC, Series 02, Class N, 6.46%, 03/30/32(c)	GBP	103	145,139
Whitebox CLO I Ltd., Series 2019-1A, Class BRR, (3-mo. CME Term SOFR + 1.75%), 6.07%, 07/24/36(a)(b)	USD	2,000	2,005,360
Whitebox CLO II Ltd., Series 2020-2A, Class CR2, (3- mo. CME Term SOFR + 1.95%), 6.27%, 10/24/37(a)(b)		640	642,364
Total Asset-Backed Securities — 6.0% (Cost: $35,293,430)			35,495,101

	Shares
Common Stocks
Beverages — 0.0%
Juice Plus & Co. LLC(d)	5,780	—
Biotechnology — 0.2%
Anika Therapeutics, Inc.(d)	110,000	1,034,000
Broadline Retail — 0.0%
Thrasio LLC, (Acquired 06/18/24, Cost: $1,907,522)(d)(e)(f)	20,031	—
Construction & Engineering — 0.0%
Mcdermott International Ltd.(d)	17	338
Construction Materials — 0.0%
Kellermeyer Bergensons Services LLC, Preference Shares(d)(e)	45,118	1
Consumer Discretionary — 0.0%
Virgil Holdings, Inc.(d)(e)	79,434	1
Diversified Consumer Services — 0.0%
Pluralsight LLC, (Acquired 08/22/24, Cost: $77,568)(d)(e)(f)	208,956	2
Entertainment — 0.0%
Learfield Communications LLC, (Acquired 09/06/23, Cost: $2,060)(d)(e)(f)	164	17,220
Financial Services(d)(e) — 0.0%
Aimbridge Acquisition Co., Inc.	640	41,299
Creditex LLC	5,923	—
		41,299
Ground Transportation — 0.0%
Sirva BGRS Holdings, Inc.(d)	34	29

Consolidated Schedule of Investments (unaudited)(continued)
September 30, 2025
BlackRock Credit Strategies Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Health Care Providers & Services — 0.0%
Quorum Restructuring Equity(d)	43,661	$ 32,746
Health Care Technology — 0.3%
Veradigm, Inc.(d)	425,000	2,040,000
Household Durables — 0.7%
Homerenew Buyer, Inc., Series A-1(d)(e)	1,568	238,472
Homerenew Buyer, Inc., Series B-1(d)(e)	2,520	—
Homerenew Buyer, Inc., Series C-1(d)(e)	3,942	—
Lennar Corp., Class A	16,000	2,016,640
Taylor Morrison Home Corp., Class A(d)	30,000	1,980,300
		4,235,412
Industrial Conglomerates — 0.0%
SVP Singer(d)	1,930	8,444
IT Services — 0.0%
Travelport LLC(d)(e)	10	30,182
Real Estate Management & Development — 0.0%
ADLER Group SA(d)(e)	16,485	—
Retail REITs — 0.3%
Pennsylvania REIT(d)	70,000	1,697,500
Specialty Retail — 0.0%
Razor Group & Infinite Commerce(d)(e)	23,794	—
Trading Companies & Distributors — 0.0%
TMK Hawk Midco Corp.(d)(e)	543	5,973
Total Common Stocks — 1.5% (Cost: $11,581,178)		9,143,147

		Par (000)
Corporate Bonds
Advertising Agencies — 0.1%
Clear Channel Outdoor Holdings, Inc.(b)
7.75%, 04/15/28	USD	12	11,978
7.50%, 06/01/29		66	64,100
7.88%, 04/01/30		74	77,702
7.13%, 02/15/31		65	67,188
7.50%, 03/15/33		98	102,466
CMG Media Corp., 8.88%, 06/18/29(b)		28	25,716
Neptune Bidco U.S., Inc., 9.29%, 04/15/29(b)		73	71,663
Outfront Media Capital LLC/Outfront Media Capital Corp.(b)
5.00%, 08/15/27		4	3,980
4.63%, 03/15/30		79	75,926
Summer BC Holdco B SARL, 5.88%, 02/15/30(c)	EUR	100	114,671
			615,390
Aerospace & Defense — 0.2%
Bombardier, Inc.(b)
6.00%, 02/15/28	USD	182	182,460
8.75%, 11/15/30		33	35,587
7.00%, 06/01/32		19	19,858
6.75%, 06/15/33		26	27,133
Czechoslovak Group A/S, 5.25%, 01/10/31(c)	EUR	150	183,152
Goat Holdco LLC, 6.75%, 02/01/32(b)	USD	23	23,575
Spirit AeroSystems, Inc.(b)
9.38%, 11/30/29		85	89,524
9.75%, 11/15/30		39	42,892
Security		Par (000)	Value
Aerospace & Defense (continued)
TransDigm, Inc.(b)
6.38%, 05/31/33	USD	103	$ 104,158
6.25%, 01/31/34		15	15,426
6.75%, 01/31/34		141	145,788
			869,553
Air Freight & Logistics(b) — 0.0%
Rand Parent LLC, 8.50%, 02/15/30		15	15,586
Stonepeak Nile Parent LLC, 7.25%, 03/15/32		7	7,371
			22,957
Automobile Components — 0.3%
American Axle & Manufacturing, Inc.(b)(g)
10/15/32		10	9,983
10/15/33		10	10,078
Clarios Global LP/Clarios U.S. Finance Co.
6.75%, 02/15/30(b)		40	41,320
4.75%, 06/15/31(c)	EUR	140	167,464
6.75%, 09/15/32(b)	USD	52	53,152
Dana, Inc.
4.25%, 09/01/30		6	5,942
4.50%, 02/15/32		8	7,877
Forvia SE, 5.50%, 06/15/31(c)	EUR	200	241,421
Garrett Motion Holdings, Inc./Garrett LX I SARL, 7.75%, 05/31/32(b)	USD	10	10,490
Gestamp Automocion SA, 10/15/30(c)(g)	EUR	100	117,869
Goodyear Tire & Rubber Co.
6.63%, 07/15/30	USD	13	13,191
5.25%, 04/30/31		3	2,835
IHO Verwaltungs GmbH, (8.75% Cash or 9.50% PIK), 8.75%, 05/15/28(c)(h)	EUR	320	393,487
Mahle GmbH, 6.50%, 05/02/31(c)		157	190,806
Qnity Electronics, Inc., 6.25%, 08/15/33(b)	USD	17	17,360
Schaeffler AG(c)
4.25%, 04/01/28	EUR	100	119,329
5.38%, 04/01/31		100	122,936
Tenneco, Inc., 8.00%, 11/17/28(b)	USD	39	39,071
ZF Europe Finance BV(c)
2.50%, 10/23/27	EUR	300	341,135
7.00%, 06/12/30		100	121,870
			2,027,616
Automobiles — 0.2%
Aston Martin Capital Holdings Ltd., 10.38%, 03/31/29(c)	GBP	226	295,540
Carvana Co.(b)(h)
(9.00% PIK), 9.00%, 06/01/30	USD	40	42,230
(9.00% PIK), 9.00%, 06/01/31		85	96,371
Cougar JV Subsidiary LLC, 8.00%, 05/15/32(b)		14	14,885
LCM Investments Holdings II LLC, 4.88%, 05/01/29(b)		51	49,967
Nissan Motor Acceptance Co. LLC, 6.13%, 09/30/30(b)		34	34,012
Nissan Motor Co. Ltd.(c)
5.25%, 07/17/29	EUR	136	162,725
6.38%, 07/17/33		100	120,875
RCI Banque SA(a)(c)
(5-year EURIBOR ICE Swap + 2.20%), 4.75%, 03/24/37		100	119,454
(5-year EURIBOR ICE Swap + 2.75%), 5.50%, 10/09/34		200	246,993
Rivian Holdings LLC/Rivian LLC/Rivian Automotive LLC, 10.00%, 01/15/31(b)	USD	14	13,032
			1,196,084
Consolidated Schedule of Investments

Consolidated Schedule of Investments (unaudited)(continued)
September 30, 2025
BlackRock Credit Strategies Fund
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Banks — 0.4%
Abanca Corp. Bancaria SA, (5-year EURIBOR ICE Swap + 2.45%), 4.63%, 12/11/36(a)(c)	EUR	100	$ 120,900
ANB Tier 1 Sukuk Co. Ltd., (5-year CMT + 2.60%), 6.40%(a)(c)(i)	USD	200	200,938
Banca Monte dei Paschi di Siena SpA, (5-year EURIBOR ICE Swap + 2.15%), 4.38%, 10/02/35(a)(c)	EUR	200	239,459
Banco Bilbao Vizcaya Argentaria SA, (5-year EUR Swap + 4.27%), 6.88%(a)(c)(i)		200	253,496
Bangkok Bank PCL/Hong Kong, (5-year CMT + 1.90%), 3.73%, 09/25/34(a)(c)	USD	200	189,573
Bank of East Asia Ltd., (5-year CMT + 2.30%), 4.88%, 04/22/32(a)(c)		250	249,180
Chiyu Banking Corp. Ltd., (5-year CMT + 3.20%), 5.75%, 04/07/32(a)(c)		250	248,733
Eurobank Ergasias Services and Holdings SA, (5-year EURIBOR ICE Swap + 2.00%), 4.25%, 04/30/35(a)(c)	EUR	100	118,185
Kasikornbank PCL/Hong Kong, (5-year CMT + 1.70%), 3.34%, 10/02/31(a)(c)	USD	200	196,342
National Bank of Greece SA, (5-year EURIBOR ICE Swap + 3.15%), 5.88%, 06/28/35(a)(c)	EUR	150	189,452
Riyad Sukuk Ltd., (5-year CMT + 2.25%), 6.21%, 07/14/35(a)(c)	USD	400	407,830
Riyad T1 Sukuk Ltd., (5-year CMT + 1.91%), 5.50%(a)(c)(i)		200	195,992
Walker & Dunlop, Inc., 6.63%, 04/01/33(b)		11	11,249
			2,621,329
Beverages — 0.0%
Juice Plus & Co. LLC, 0.00%, 08/12/27(e)		34	34,340
Biotechnology — 0.1%
Biocon Biologics Global PLC, 6.67%, 10/09/29(c)		400	385,796
Building Materials — 0.2%
AmeriTex HoldCo Intermediate LLC, 7.63%, 08/15/33(b)		17	17,694
Builders FirstSource, Inc., 6.75%, 05/15/35(b)		13	13,574
CP Atlas Buyer, Inc., 9.75%, 07/15/30(b)		4	4,189
EMRLD Borrower LP/Emerald Co-Issuer, Inc.
6.38%, 12/15/30(c)	EUR	103	126,337
6.75%, 07/15/31(b)	USD	48	49,855
HT Troplast GmbH, 9.38%, 07/15/28(c)	EUR	200	245,228
Jeld-Wen, Inc.(b)
4.88%, 12/15/27	USD	23	22,445
7.00%, 09/01/32		10	8,445
JH North America Holdings, Inc., 6.13%, 07/31/32(b)		18	18,437
New Enterprise Stone & Lime Co., Inc.(b)
5.25%, 07/15/28		36	35,668
9.75%, 07/15/28		20	20,044
PCF GmbH, 4.75%, 04/15/29(c)	EUR	171	154,987
Quikrete Holdings, Inc.(b)
6.38%, 03/01/32	USD	89	92,190
6.75%, 03/01/33		27	28,072
Smyrna Ready Mix Concrete LLC, 8.88%, 11/15/31(b)		18	19,007
Standard Building Solutions, Inc.(b)
6.50%, 08/15/32		17	17,442
6.25%, 08/01/33		47	47,629
Wilsonart LLC, 11.00%, 08/15/32(b)		24	23,363
			944,606
Building Products(b) — 0.1%
Foundation Building Materials, Inc., 6.00%, 03/01/29		2	2,027
Park River Holdings, Inc., 03/15/31(g)		10	10,127
Security		Par (000)	Value
Building Products (continued)
QXO Building Products, Inc., 6.75%, 04/30/32	USD	65	$ 67,301
White Cap Buyer LLC, 6.88%, 10/15/28		189	188,438
			267,893
Capital Markets — 0.1%
Apollo Debt Solutions BDC
6.70%, 07/29/31		15	15,897
6.55%, 03/15/32(b)		4	4,198
Blackstone Private Credit Fund, 6.00%, 11/22/34		38	38,914
Blue Owl Capital Corp., 6.20%, 07/15/30		35	35,991
Blue Owl Capital Corp. II, 8.45%, 11/15/26		11	11,396
Blue Owl Technology Finance Corp., 6.75%, 04/04/29		3	3,095
Focus Financial Partners LLC, 6.75%, 09/15/31(b)		40	40,965
HA Sustainable Infrastructure Capital, Inc., 6.38%, 07/01/34		6	6,106
Icahn Enterprises LP/Icahn Enterprises Finance Corp.
5.25%, 05/15/27		84	82,567
9.75%, 01/15/29		14	14,129
4.38%, 02/01/29		3	2,590
10.00%, 11/15/29(b)		24	24,106
Osaic Holdings, Inc.(b)
6.75%, 08/01/32		10	10,328
8.00%, 08/01/33		17	17,619
			307,901
Chemicals — 0.6%
Advancion Sciences, Inc., (9.25% Cash or 10.00% PIK), 9.25%, 11/01/26(b)(h)		28	24,690
Celanese U.S. Holdings LLC, 6.75%, 04/15/33		11	10,953
Chemours Co.
5.38%, 05/15/27		16	15,987
5.75%, 11/15/28(b)		15	14,631
8.00%, 01/15/33(b)		6	5,968
FIS Fabbrica Italiana Sintetici SpA, 5.63%, 08/01/27(c)	EUR	300	354,879
INEOS Finance PLC(c)
6.38%, 04/15/29		202	234,860
7.25%, 03/31/31		164	192,271
INEOS Quattro Finance 2 PLC, 8.50%, 03/15/29(c)		104	122,066
Itelyum Regeneration SpA, 5.75%, 04/15/30(c)		100	119,447
Kronos International, Inc., Series SEP, 9.50%, 03/15/29(c)		257	317,970
Lune Holdings SARL, 5.63%, 11/15/28(c)		102	36,990
Mativ Holdings, Inc., 8.00%, 10/01/29(b)	USD	12	11,881
Methanex U.S. Operations, Inc., 6.25%, 03/15/32(b)		11	11,192
Olympus Water U.S. Holding Corp.
9.63%, 11/15/28(c)	EUR	427	525,794
9.75%, 11/15/28(b)	USD	200	209,900
5.38%, 10/01/29(c)	EUR	100	111,349
02/15/33(c)(g)		106	124,746
SCIL IV LLC/SCIL USA Holdings LLC, 9.50%, 07/15/28(c)		500	616,054
WR Grace Holdings LLC(b)
4.88%, 06/15/27	USD	3	2,981
5.63%, 08/15/29		150	139,425
7.38%, 03/01/31		51	52,010
6.63%, 08/15/32		45	44,495
			3,300,539
Commercial Services & Supplies — 0.7%
ADT Security Corp., 10/15/33(b)(g)		34	34,000
Albion Financing 1 SARL/Aggreko Holdings, Inc., 5.38%, 05/21/30(c)	EUR	113	137,625
Allied Universal Holdco LLC, 7.88%, 02/15/31(b)	USD	224	234,863

Consolidated Schedule of Investments (unaudited)(continued)
September 30, 2025
BlackRock Credit Strategies Fund
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Commercial Services & Supplies (continued)
Allied Universal Holdco LLC/Allied Universal Finance Corp.(b)
6.00%, 06/01/29	USD	200	$ 196,611
6.88%, 06/15/30		51	52,419
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 SARL, 4.88%, 06/01/28(c)	GBP	400	525,915
BCP V Modular Services Finance II PLC(c)
4.75%, 11/30/28	EUR	100	112,394
6.13%, 11/30/28	GBP	100	125,558
6.50%, 07/10/31	EUR	191	209,645
BCP V Modular Services Finance PLC, 6.75%, 11/30/29(c)		129	113,546
Boels Topholding BV, 5.75%, 05/15/30(c)		273	332,419
Deluxe Corp., 8.13%, 09/15/29(b)	USD	8	8,354
EquipmentShare.com, Inc., 8.00%, 03/15/33(b)		10	10,687
FTAI Aviation Investors LLC(b)
5.50%, 05/01/28		114	114,018
7.00%, 05/01/31		92	96,237
7.00%, 06/15/32		48	50,233
5.88%, 04/15/33		4	4,025
Garda World Security Corp.(b)
7.75%, 02/15/28		69	70,732
6.00%, 06/01/29		4	3,966
8.25%, 08/01/32		62	64,269
8.38%, 11/15/32		67	69,548
Herc Holdings, Inc.(b)
7.00%, 06/15/30		29	30,123
7.25%, 06/15/33		41	42,800
Hertz Corp., 12.63%, 07/15/29(b)		9	9,541
ION Platform Finance SARL(g)
09/30/30	EUR	100	117,405
09/30/32		100	117,405
Kapla Holding SAS(c)
5.00%, 04/30/31		200	237,265
(3-mo. EURIBOR + 3.50%), 5.51%, 07/31/30(a)		100	117,866
Loxam SAS(c)
4.25%, 02/15/30		147	173,441
4.25%, 02/15/31		100	117,452
Pachelbel Bidco SpA(c)
7.13%, 05/17/31		100	126,495
(3-mo. EURIBOR + 4.25%), 6.27%, 05/17/31(a)		100	118,281
RR Donnelley & Sons Co., 9.50%, 08/01/29(b)	USD	47	48,169
Verisure Holding AB, 7.13%, 02/01/28(c)	EUR	139	168,687
Veritiv Operating Co., 10.50%, 11/30/30(b)	USD	12	12,879
Wand NewCo 3, Inc., 7.63%, 01/30/32(b)		57	60,056
			4,064,929
Communications Equipment — 0.0%
CommScope LLC, 4.75%, 09/01/29(b)		52	51,666
Construction & Engineering — 0.1%
Brand Industrial Services, Inc., 10.38%, 08/01/30(b)		126	125,598
Heathrow Finance PLC(c)
3.88%, 03/01/27(j)	GBP	126	165,680
6.63%, 03/01/31		100	135,134
IRB Infrastructure Developers Ltd., 7.11%, 03/11/32(c)	USD	400	414,500
			840,912
Consumer Discretionary — 0.2%
Amber Finco PLC, 6.63%, 07/15/29(c)	EUR	265	327,008
APCOA Group GmbH, 6.00%, 04/15/31(c)		255	303,147
Clarivate Science Holdings Corp.(b)
3.88%, 07/01/28	USD	12	11,548
4.88%, 07/01/29		108	102,063
Security		Par (000)	Value
Consumer Discretionary (continued)
Currenta Group Holdings SARL(c)
5.50%, 05/15/30	EUR	100	$ 120,317
(3-mo. EURIBOR + 4.00%), 6.04%, 05/15/32(a)		100	118,337
Q-Park Holding I BV, 5.13%, 02/15/30(c)		102	123,692
Raven Acquisition Holdings LLC, 6.88%, 11/15/31(b)	USD	37	38,024
Williams Scotsman, Inc., 6.63%, 04/15/30(b)		23	23,673
			1,167,809
Consumer Finance — 0.3%
Bread Financial Holdings, Inc., (5-year CMT + 4.30%), 8.38%, 06/15/35(a)(b)		3	3,081
Muthoot Finance Ltd.(c)
7.13%, 02/14/28		250	257,735
6.38%, 03/02/30		825	835,560
Navient Corp.
9.38%, 07/25/30		38	42,000
7.88%, 06/15/32		22	23,150
OneMain Finance Corp.
6.63%, 05/15/29		21	21,585
5.38%, 11/15/29		107	105,787
7.50%, 05/15/31		8	8,363
7.13%, 11/15/31		9	9,333
6.75%, 03/15/32		27	27,500
7.13%, 09/15/32		17	17,562
6.50%, 03/15/33		32	32,051
Shift4 Payments LLC/Shift4 Payments Finance Sub, Inc.
6.75%, 08/15/32(b)		69	71,338
5.50%, 05/15/33(c)	EUR	100	122,248
WEX, Inc., 6.50%, 03/15/33(b)	USD	24	24,511
Worldline SA(c)
0.00%, 07/30/26(k)(l)	EUR	12	13,769
0.88%, 06/30/27		100	98,887
			1,714,460
Consumer Staples Distribution & Retail — 0.3%
B&M European Value Retail SA, 6.50%, 11/27/31(c)	GBP	200	272,504
Bellis Acquisition Co. PLC(c)
8.13%, 05/14/30		113	145,437
8.00%, 07/01/31	EUR	300	357,454
Boots Group Finco LP, 5.38%, 08/31/32(c)		100	120,781
KeHE Distributors LLC/KeHE Finance Corp./NextWave Distribution, Inc., 9.00%, 02/15/29(b)	USD	9	9,469
Lion/Polaris Lux 4 SA, (3-mo. EURIBOR + 3.63%), 5.64%, 07/01/29(a)(c)	EUR	200	237,424
Market Bidco Finco PLC, 6.75%, 01/31/31(c)		131	151,875
Ocado Group PLC, 11.00%, 06/15/30(c)	GBP	113	152,687
United Natural Foods, Inc., 6.75%, 10/15/28(b)	USD	18	17,999
			1,465,630
Containers & Packaging — 0.3%
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC, 4.00%, 09/01/29(b)		200	185,103
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc., 2.13%, 08/15/26(c)	EUR	242	277,151
Clydesdale Acquisition Holdings, Inc.(b)
6.63%, 04/15/29		23	23,262
6.88%, 01/15/30		58	59,497
8.75%, 04/15/30		59	60,607
6.75%, 04/15/32		76	77,965
Fedrigoni SpA, 6.13%, 06/15/31(c)	EUR	100	116,702
Fiber Midco SpA, (10.75% PIK), 10.75%, 06/15/29(c)(h)		100	108,533
Kleopatra Finco SARL, 4.25%, 03/01/26(c)		100	66,089
LABL, Inc.(b)
5.88%, 11/01/28	USD	34	26,343
Consolidated Schedule of Investments

Consolidated Schedule of Investments (unaudited)(continued)
September 30, 2025
BlackRock Credit Strategies Fund
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Containers & Packaging (continued)
LABL, Inc.(b) (continued)
9.50%, 11/01/28	USD	96	$ 81,556
8.63%, 10/01/31		20	14,693
Magnera Corp., 7.25%, 11/15/31(b)		10	9,410
Mauser Packaging Solutions Holding Co.(b)
7.88%, 04/15/27		299	301,931
9.25%, 04/15/27		20	20,046
OI European Group BV, 5.25%, 06/01/29(c)	EUR	108	130,514
Sappi Papier Holding GmbH, 4.50%, 03/15/32(c)		305	353,236
Sealed Air Corp., 4.00%, 12/01/27(b)	USD	5	4,907
			1,917,545
Distributors — 0.0%
Gates Corp./DE, 6.88%, 07/01/29(b)		22	22,828
Diversified REITs — 0.1%
Digital Realty Trust LP, 1.88%, 11/15/29(b)(k)		6	6,300
Iron Mountain Information Management Services, Inc., 5.00%, 07/15/32(b)		63	60,703
Iron Mountain, Inc.
6.25%, 01/15/33(b)		16	16,320
4.75%, 01/15/34(c)	EUR	123	144,727
Millrose Properties, Inc.(b)
6.38%, 08/01/30	USD	41	41,697
6.25%, 09/15/32		21	21,055
Uniti Group LP/Uniti Group Finance 2019, Inc./CSL Capital LLC, 10.50%, 02/15/28(b)		137	144,288
			435,090
Diversified Telecommunication Services — 0.7%
Altice Financing SA, 3.00%, 01/15/28(c)	EUR	100	90,501
EchoStar Corp.
(6.75% PIK), 6.75%, 11/30/30(h)	USD	135	139,440
10.75%, 11/30/29		130	143,062
eircom Finance DAC, 5.00%, 04/30/31(c)	EUR	200	240,510
Eutelsat SA, 9.75%, 04/13/29(c)		153	193,933
Fibercop SpA(c)
4.75%, 06/30/30		128	152,644
5.13%, 06/30/32		100	119,332
Frontier Communications Holdings LLC
5.00%, 05/01/28(b)	USD	49	48,890
6.75%, 05/01/29(b)		8	8,080
5.88%, 11/01/29		10	10,526
6.00%, 01/15/30(b)		15	15,176
8.75%, 05/15/30(b)		151	157,741
8.63%, 03/15/31(b)		12	12,651
Kaixo Bondco Telecom SA, 5.13%, 09/30/29(c)	EUR	150	178,254
Level 3 Financing, Inc.(b)
3.63%, 01/15/29	USD	3	2,596
4.88%, 06/15/29		77	72,388
4.50%, 04/01/30		31	28,171
3.88%, 10/15/30		7	5,675
4.00%, 04/15/31		3	2,926
6.88%, 06/30/33		145	147,611
7.00%, 03/31/34		184	187,185
Lorca Telecom Bondco SA, 5.75%, 04/30/29(c)	EUR	294	359,224
Lumen Technologies, Inc.(b)
4.13%, 04/15/29	USD	19	19,087
4.13%, 04/15/30		20	19,080
10.00%, 10/15/32		15	15,468
Maya SAS/Paris France
7.00%, 10/15/28(b)		289	293,633
5.38%, 04/15/30(c)	EUR	126	151,090
Security		Par (000)	Value
Diversified Telecommunication Services (continued)
Maya SAS/Paris France (continued)
6.88%, 04/15/31(c)	EUR	100	$ 124,710
SoftBank Group Corp.(c)
5.38%, 01/08/29		175	212,835
3.38%, 07/06/29		202	230,566
5.25%, 10/10/29		100	121,057
5.88%, 07/10/31		100	123,682
5.75%, 07/08/32		151	185,241
6.38%, 07/10/33		100	124,834
TalkTalk Telecom Group Ltd., (8.25% PIK), 8.25%, 09/01/27(c)(h)	GBP	33	32,807
Telecom Italia Capital SA, 7.72%, 06/04/38	USD	77	85,300
Windstream Services LLC, 10/15/33(b)(g)		27	26,993
Windstream Services LLC/Windstream Escrow Finance Corp., 8.25%, 10/01/31(b)		109	112,911
Zayo Group Holdings, Inc.(b)(g)
03/09/30		113	107,949
09/09/30		28	26,244
			4,330,003
Electric Utilities — 0.3%
Adani Transmission Step-One Ltd., 4.00%, 08/03/26(c)		200	198,000
Alpha Generation LLC, 6.75%, 10/15/32(b)		21	21,678
California Buyer Ltd./Atlantica Sustainable Infrastructure PLC, 5.63%, 02/15/32(c)	EUR	182	222,374
Continuum Energy Aura Pte. Ltd., 9.50%, 02/24/27(c)	USD	200	206,188
ContourGlobal Power Holdings SA, 5.00%, 02/28/30(c)	EUR	200	240,360
Edison International, Series A, (5-year CMT + 4.70%), 5.38%(a)(i)	USD	17	16,505
JSW Hydro Energy Ltd., 4.13%, 05/18/31(c)		142	134,545
Mong Duong Finance Holdings BV, 5.13%, 05/07/29(c)		339	334,988
Orsted A/S, (5-year EURIBOR ICE Swap + 2.59%), 5.13%, 12/31/99(a)(c)	EUR	100	120,426
Pike Corp., 8.63%, 01/31/31(b)	USD	5	5,364
Star Energy Geothermal Wayang Windu Ltd., 6.75%, 04/24/33(c)		137	141,435
Vistra Operations Co. LLC, 6.88%, 04/15/32(b)		24	25,101
XPLR Infrastructure Operating Partners LP, 8.38%, 01/15/31(b)		47	49,256
			1,716,220
Electronic Equipment, Instruments & Components — 0.0%
WESCO Distribution, Inc., 6.38%, 03/15/33(b)		8	8,293
Energy Equipment & Services — 0.1%
Archrock Partners LP/Archrock Partners Finance Corp.(b)
6.25%, 04/01/28		119	119,165
6.63%, 09/01/32		35	35,902
Enerflex Ltd., 9.00%, 10/15/27(b)		36	36,654
Kodiak Gas Services LLC(b)
7.25%, 02/15/29		33	34,243
6.50%, 10/01/33		18	18,327
6.75%, 10/01/35		18	18,482
OEG Finance PLC, 7.25%, 09/27/29(c)	EUR	216	265,052
Star Holding LLC, 8.75%, 08/01/31(b)	USD	19	18,852
Tidewater, Inc., 9.13%, 07/15/30(b)		16	17,159
USA Compression Partners LP/USA Compression Finance Corp.(b)
7.13%, 03/15/29		77	79,412
6.25%, 10/01/33		42	42,161

Consolidated Schedule of Investments (unaudited)(continued)
September 30, 2025
BlackRock Credit Strategies Fund
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Energy Equipment & Services (continued)
Weatherford International Ltd.(b)
8.63%, 04/30/30	USD	18	$ 18,401
10/15/33(g)		38	38,026
			741,836
Entertainment — 0.2%
Allwyn Entertainment Financing U.K. PLC, 7.25%, 04/30/30(c)	EUR	450	554,079
Flutter Treasury DAC(c)
4.00%, 06/04/31		128	150,594
6.13%, 06/04/31	GBP	100	135,539
Lottomatica Group SpA(c)
5.38%, 06/01/30	EUR	100	121,660
4.88%, 01/31/31		107	129,441
(3-mo. EURIBOR + 3.25%), 5.30%, 06/01/31(a)		100	118,104
Scientific Games Holdings LP/Scientific Games U.S. FinCo, Inc., 6.63%, 03/01/30(b)	USD	34	31,610
			1,241,027
Environmental, Maintenance & Security Service — 0.1%
Luna 1.5 SARL, (10.50% PIK), 10.50%, 07/01/32(c)(h)	EUR	124	150,863
Madison IAQ LLC, 5.88%, 06/30/29(b)	USD	61	60,262
Waste Pro USA, Inc., 7.00%, 02/01/33(b)		70	72,506
			283,631
Financial Services — 0.6%
Azorra Finance Ltd.(b)
7.75%, 04/15/30		12	12,585
7.25%, 01/15/31		7	7,289
Bracken MidCo1 PLC, (6.75% PIK), 6.75%, 11/01/27(c)(h)	GBP	100	133,963
CrossCountry Intermediate HoldCo LLC, 6.50%, 10/01/30(b)	USD	19	19,070
Deutsche Bank AG, (5-year EURIBOR ICE Swap + 5.26%), 8.13%(a)(c)(i)	EUR	200	256,434
Encore Issuances SA, Series 155, (3-mo. EURIBOR + 10.00%), 12.05%, 11/06/25(a)		12	13,552
Far East Horizon Ltd., 5.88%, 03/05/28(c)	USD	200	202,688
Freedom Mortgage Holdings LLC(b)
9.25%, 02/01/29		26	27,357
9.13%, 05/15/31		20	21,271
8.38%, 04/01/32		10	10,482
Garfunkelux Holdco 3 SA, 9.00%, 09/01/28(c)	EUR	111	132,484
Global Aircraft Leasing Co. Ltd., 8.75%, 09/01/27(b)	USD	28	28,871
Intrum Investments And Financing AB
7.75%, 09/11/27	EUR	49	53,340
8.00%, 09/11/27(c)		101	120,990
8.50%, 09/11/29		62	63,284
Series 1, 7.75%, 09/11/28(b)(c)		135	140,361
Manappuram Finance Ltd., 7.38%, 05/12/28(c)	USD	200	204,500
Muangthai Capital PCL, 7.55%, 07/21/30(c)		475	492,361
Nationstar Mortgage Holdings, Inc.(b)
6.50%, 08/01/29		7	7,181
7.13%, 02/01/32		42	43,840
PennyMac Financial Services, Inc.(b)
7.13%, 11/15/30		12	12,495
6.88%, 05/15/32		22	22,796
6.75%, 02/15/34		22	22,442
Phoenix Aviation Capital Ltd., 9.25%, 07/15/30(b)		26	27,662
Piramal Capital & Housing Finance Ltd., 7.80%, 01/29/28(c)		200	205,000
PRA Group Europe Holding II SARL, 6.25%, 09/30/32(c)	EUR	195	225,563
Progroup AG, 5.38%, 04/15/31(c)		100	118,546
ProGroup AG, 5.13%, 04/15/29(c)		100	119,500
Security		Par (000)	Value
Financial Services (continued)
Rocket Cos., Inc.(b)
6.13%, 08/01/30	USD	76	$ 78,000
6.38%, 08/01/33		74	76,376
Shriram Finance Ltd., 6.63%, 04/22/27(c)		200	204,250
Stena International SA, 7.25%, 01/15/31(b)		200	203,904
Titanium 2l Bondco SARL, (6.25% PIK), 6.25%, 01/14/31(h)	EUR	108	32,732
UWM Holdings LLC(b)
6.63%, 02/01/30	USD	27	27,467
6.25%, 03/15/31		14	13,933
			3,382,569
Food Products — 0.2%
B&G Foods, Inc., 8.00%, 09/15/28(b)		7	6,782
Chobani Holdco II LLC, (8.75% in Cash or 9.5% in PIK), 8.75%, 10/01/29(b)(h)		104	110,420
Chobani LLC/Chobani Finance Corp., Inc., 7.63%, 07/01/29(b)		149	155,369
Darling Global Finance BV, 4.50%, 07/15/32(c)	EUR	124	146,984
Elior Group SA, 5.63%, 03/15/30(c)		110	132,326
Fiesta Purchaser, Inc.(b)
7.88%, 03/01/31	USD	7	7,387
9.63%, 09/15/32		6	6,478
Froneri Lux FinCo SARL, 4.75%, 08/01/32(c)	EUR	100	118,439
Irca SpA/Gallarate, (3-mo. EURIBOR + 3.75%), 5.76%, 12/15/29(a)(c)		100	118,251
Tereos Finance Groupe I SA, 7.25%, 04/15/28(c)		300	362,398
			1,164,834
Ground Transportation(b) — 0.0%
Brightline East LLC, 11.00%, 01/31/30	USD	300	123,000
Watco Cos. LLC/Watco Finance Corp., 7.13%, 08/01/32		6	6,210
			129,210
Health Care Equipment & Supplies — 0.0%
Bausch & Lomb Corp., 8.38%, 10/01/28(b)		126	131,316
Bausch & Lomb Netherlands BV & Bausch & Lomb, Inc., (3-mo. EURIBOR + 3.88%), 5.87%, 01/15/31(a)(c)	EUR	100	118,955
			250,271
Health Care Providers & Services — 0.3%
Acadia Healthcare Co., Inc., 7.38%, 03/15/33(b)	USD	8	8,306
AHP Health Partners, Inc., 5.75%, 07/15/29(b)		63	62,001
CHS/Community Health Systems, Inc.(b)
6.00%, 01/15/29		4	3,883
5.25%, 05/15/30		176	159,217
4.75%, 02/15/31		17	14,701
10.88%, 01/15/32		36	38,127
9.75%, 01/15/34		65	66,593
Clariane SE, 7.88%, 06/27/30(c)	EUR	100	120,625
DaVita, Inc., 6.75%, 07/15/33(b)	USD	13	13,406
Ephios Subco 3 SARL, 7.88%, 01/31/31(c)	EUR	134	167,481
HAH Group Holding Co. LLC, 9.75%, 10/01/31(b)	USD	12	11,401
LifePoint Health, Inc.(b)
9.88%, 08/15/30		27	29,239
11.00%, 10/15/30		94	103,603
8.38%, 02/15/32		23	24,511
10.00%, 06/01/32		18	18,899
Medline Borrower LP, 5.25%, 10/01/29(b)		285	282,536
Medline Borrower LP/Medline Co-Issuer, Inc., 6.25%, 04/01/29(b)		3	3,076
Mehilainen Yhtiot OYJ, 5.13%, 06/30/32(c)	EUR	100	119,895
Prime Healthcare Services, Inc., 9.38%, 09/01/29(b)	USD	6	6,240
Star Parent, Inc., 9.00%, 10/01/30(b)		90	95,147
Consolidated Schedule of Investments

Consolidated Schedule of Investments (unaudited)(continued)
September 30, 2025
BlackRock Credit Strategies Fund
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Health Care Providers & Services (continued)
Surgery Center Holdings, Inc., 7.25%, 04/15/32(b)	USD	116	$ 119,161
U.S. Acute Care Solutions LLC, 9.75%, 05/15/29(b)		40	40,959
			1,509,007
Health Care REITs — 1.6%
Diversified Healthcare Trust
0.00%, 01/15/26(b)(l)		1,431	1,415,282
4.75%, 02/15/28		8,287	7,900,381
7.25%, 10/15/30(b)		10	10,163
MPT Operating Partnership LP/MPT Finance Corp.
7.00%, 02/15/32(c)	EUR	123	150,896
8.50%, 02/15/32(b)	USD	73	77,567
			9,554,289
Hotel & Resort REITs — 0.0%
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer, 7.00%, 02/01/30(b)		27	27,834
RHP Hotel Properties LP/RHP Finance Corp., 6.50%, 06/15/33(b)		21	21,628
Service Properties Trust
0.00%, 09/30/27(b)(l)		20	17,630
8.63%, 11/15/31(b)		153	162,898
8.88%, 06/15/32		24	24,135
			254,125
Hotels, Restaurants & Leisure — 0.7%
Bertrand Franchise Finance SAS, (3-mo. EURIBOR + 3.75%), 5.99%, 07/18/30(a)(c)	EUR	100	112,255
Caesars Entertainment, Inc., 7.00%, 02/15/30(b)	USD	79	81,260
Carnival Corp., 6.13%, 02/15/33(b)		53	54,327
CPUK Finance Ltd., 4.50%, 08/28/27(c)	GBP	116	152,889
Essendi SA(c)
5.50%, 11/15/31	EUR	101	122,105
5.63%, 05/15/32		154	186,424
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc.(b)
4.63%, 01/15/29	USD	42	39,973
6.75%, 01/15/30		6	5,631
Food Service Project SA, 5.50%, 01/21/27(c)	EUR	200	235,484
Fortune Star BVI Ltd.(c)
3.95%, 10/02/26		200	232,340
6.80%, 09/09/29	USD	200	200,200
Great Canadian Gaming Corp./Raptor LLC, 8.75%, 11/15/29(b)		28	27,687
Light & Wonder International, Inc., 6.25%, 10/01/33(b)		18	18,031
Lindblad Expeditions LLC, 7.00%, 09/15/30(b)		24	24,463
MajorDrive Holdings IV LLC, 6.38%, 06/01/29(b)		45	36,876
Melco Resorts Finance Ltd.(c)
5.75%, 07/21/28		200	199,900
7.63%, 04/17/32		200	209,500
Mohegan Tribal Gaming Authority/MS Digital Entertainment Holdings LLC, 8.25%, 04/15/30(b)		15	15,586
Motion Finco SARL, 7.38%, 06/15/30(c)	EUR	200	211,525
NCL Corp. Ltd.(b)
5.88%, 01/15/31	USD	35	34,999
6.75%, 02/01/32		15	15,426
6.25%, 09/15/33		52	52,269
Pinewood Finco PLC, 6.00%, 03/27/30(c)	GBP	246	332,753
Premier Entertainment Sub LLC/Premier Entertainment Finance Corp.(b)
5.63%, 09/01/29	USD	21	11,340
5.88%, 09/01/31		23	11,858
Security		Par (000)	Value
Hotels, Restaurants & Leisure (continued)
Rivers Enterprise Borrower LLC/Rivers Enterprise Finance Corp., 6.63%, 02/01/33(b)	USD	13	$ 13,173
Rivers Enterprise Lender LLC/Rivers Enterprise Lender Corp., 10/15/30(b)(g)		12	12,107
Sabre GLBL, Inc.(b)
8.63%, 06/01/27		24	24,344
10.75%, 11/15/29		42	40,589
11.13%, 07/15/30		24	23,243
Starz Capital Holdings 1, Inc., 6.00%, 04/15/30(b)		26	24,657
Station Casinos LLC, 6.63%, 03/15/32(b)		39	40,062
Stonegate Pub Co. Financing PLC(c)
10.75%, 07/31/29	GBP	100	134,858
(3-mo. EURIBOR + 6.63%), 8.66%, 07/31/29(a)	EUR	100	115,698
TUI Cruises GmbH, 5.00%, 05/15/30(c)		100	120,538
Viking Cruises Ltd.(b)
9.13%, 07/15/31	USD	81	86,939
10/15/33(g)		46	46,032
Voyager Parent LLC, 9.25%, 07/01/32(b)		18	19,035
Warnermedia Holdings, Inc., 5.05%, 03/15/42		107	85,420
Wynn Macau Ltd.
5.63%, 08/26/28(b)		200	199,602
5.63%, 08/26/28(c)		200	199,602
6.75%, 02/15/34(c)		350	354,795
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp., 7.13%, 02/15/31(b)		71	76,421
			4,242,216
Household Durables — 0.0%
Ashton Woods USA LLC/Ashton Woods Finance Co., 6.88%, 08/01/33(b)		11	11,094
Beazer Homes USA, Inc., 5.88%, 10/15/27		4	3,997
Century Communities, Inc., 6.63%, 09/15/33(b)		13	13,114
Dream Finders Homes, Inc., 8.25%, 08/15/28(b)		8	8,300
Empire Communities Corp., 9.75%, 05/01/29(b)		5	5,243
K Hovnanian Enterprises, Inc.(b)
8.00%, 04/01/31		20	20,509
8.38%, 10/01/33		20	20,505
LGI Homes, Inc.(b)
8.75%, 12/15/28		6	6,299
7.00%, 11/15/32		14	13,670
Meritage Homes Corp., 1.75%, 05/15/28(k)		22	22,516
New Home Co., Inc., 9.25%, 10/01/29(b)		13	13,650
Newell Brands, Inc., 8.50%, 06/01/28(b)		12	12,693
STL Holding Co. LLC, 8.75%, 02/15/29(b)		9	9,431
Whirlpool Corp., 6.50%, 06/15/33		13	12,973
			173,994
Independent Power and Renewable Electricity Producers — 0.1%
Greenko Dutch BV, 3.85%, 03/29/26(c)		173	171,314
Greenko Power II Ltd., 4.30%, 12/13/28(c)		160	152,136
ReNew Pvt Ltd., 5.88%, 03/05/27(c)		200	199,722
San Miguel Global Power Holdings Corp., (5-year CMT + 7.73%), 8.75%(a)(c)(i)		200	205,000
Vistra Corp., (5-year CMT + 6.93%), 8.00%(a)(b)(i)		13	13,297
XPLR Infrastructure LP(b)(k)
0.00%, 11/15/25(l)		37	36,723
2.50%, 06/15/26		43	41,925
			820,117
Industrial Conglomerates — 0.0%
Enpro, Inc., 6.13%, 06/01/33(b)		12	12,265
Maxam Prill SARL, 6.00%, 07/15/30(c)	EUR	197	234,807
			247,072

Consolidated Schedule of Investments (unaudited)(continued)
September 30, 2025
BlackRock Credit Strategies Fund
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Insurance — 0.5%
Acrisure LLC/Acrisure Finance, Inc., 6.75%, 07/01/32(b)	USD	8	$ 8,237
Alliant Holdings Intermediate LLC/Alliant Holdings Co- Issuer(b)
4.25%, 10/15/27		139	136,692
6.75%, 10/15/27		165	165,355
7.38%, 10/01/32		102	105,104
AmWINS Group, Inc., 4.88%, 06/30/29(b)		32	31,101
Amynta Agency Borrower, Inc. and Amynta Warranty Borrower, Inc., 7.50%, 07/15/33(b)		25	25,591
APH Somerset Investor 2 LLC/APH2 Somerset Investor 2 LLC/APH3 Somerset Investor 2 LLC, 7.88%, 11/01/29(b)		17	17,742
Ardonagh Finco Ltd., 6.88%, 02/15/31(c)	EUR	266	322,797
Howden U.K. Refinance PLC/Howden U.K. Refinance 2 PLC/Howden U.S. Refinance LLC(b)
7.25%, 02/15/31	USD	107	110,164
8.13%, 02/15/32		65	67,437
HUB International Ltd.(b)
7.25%, 06/15/30		139	144,964
7.38%, 01/31/32		241	250,963
Jones Deslauriers Insurance Management, Inc.(b)
8.50%, 03/15/30		43	45,176
6.88%, 10/01/33		27	26,859
Meiji Yasuda Life Insurance Co., (5-year CMT + 2.91%), 6.10%, 06/11/55(a)(c)		600	624,278
Nanshan Life Pte. Ltd., (5-year CMT + 1.85%), 5.88%, 03/17/41(a)(c)		200	202,966
Nassau Cos., of New York, 7.88%, 07/15/30(b)		6	6,128
Panther Escrow Issuer LLC, 7.13%, 06/01/31(b)		193	200,743
RLGH Finance Bermuda Ltd., 6.75%, 07/02/35(c)		275	293,393
Sumitomo Life Insurance Co., (5-year CMT + 2.84%), 5.88%(a)(c)(i)		200	204,832
Unipol Assicurazioni SpA, 4.90%, 05/23/34(c)	EUR	100	123,629
			3,114,151
Interactive Media & Services — 0.9%
iliad SA, 4.25%, 01/09/32(c)		100	118,042
Snap, Inc.(b)
6.88%, 03/01/33	USD	48	49,061
6.88%, 03/15/34		40	40,485
Telegram Group, Inc., 9.00%, 06/05/30(c)		5,000	5,087,948
			5,295,536
Internet Software & Services — 0.1%
Engineering - Ingegneria Informatica - SpA(c)
11.13%, 05/15/28	EUR	116	145,127
8.63%, 02/15/30		100	126,475
Getty Images, Inc., 11.25%, 02/21/30(b)	USD	20	19,099
ION Trading Technologies SARL, 5.75%, 05/15/28(b)		200	196,266
Match Group Holdings II LLC, 6.13%, 09/15/33(b)		26	26,228
Rakuten Group, Inc., 9.75%, 04/15/29(c)		200	224,893
			738,088
IT Services — 0.2%
Almaviva-The Italian Innovation Co. SpA, 5.00%, 10/30/30(c)	EUR	212	252,840
Amentum Holdings, Inc., 7.25%, 08/01/32(b)	USD	19	19,729
Atos SE(c)(j)
5.20%, 12/18/30	EUR	180	199,298
9.36%, 12/18/29		229	308,790
CA Magnum Holdings, 5.38%, 10/31/26(c)	USD	200	199,025
CACI International, Inc., 6.38%, 06/15/33(b)		26	26,820
Cedacri SpA, (3-mo. EURIBOR + 4.63%), 6.66%, 05/15/28(a)(c)	EUR	100	118,077
Security		Par (000)	Value
IT Services (continued)
Fortress Intermediate 3, Inc., 7.50%, 06/01/31(b)	USD	68	$ 71,199
McAfee Corp., 7.38%, 02/15/30(b)		62	57,511
OVH Groupe SA, 4.75%, 02/05/31(c)	EUR	116	138,681
Science Applications International Corp., 5.88%, 11/01/33(b)	USD	18	18,006
			1,409,976
Leisure Products(c) — 0.1%
Deuce Finco PLC, 5.50%, 06/15/27	GBP	100	134,239
Dometic Group AB, 5.00%, 09/11/30	EUR	100	117,837
Pinnacle Bidco PLC, 10.00%, 10/11/28	GBP	312	442,698
			694,774
Machinery — 0.1%
Chart Industries, Inc., 9.50%, 01/01/31(b)	USD	40	42,854
Husky Injection Molding Systems Ltd./Titan Co-Borrower LLC, 9.00%, 02/15/29(b)		76	79,434
IMA Industria Macchine Automatiche SpA, (3-mo. EURIBOR + 3.75%), 5.78%, 04/15/29(a)(c)	EUR	200	236,984
Manitowoc Co., Inc., 9.25%, 10/01/31(b)	USD	8	8,394
TK Elevator U.S. Newco, Inc., 5.25%, 07/15/27(b)		295	293,957
			661,623
Media — 0.5%
CCO Holdings LLC/CCO Holdings Capital Corp.(b)
7.38%, 03/01/31		306	315,726
4.25%, 01/15/34		2	1,729
CSC Holdings LLC, 11.25%, 05/15/28(b)		200	185,152
Directv Financing LLC, 8.88%, 02/01/30(b)		36	35,558
Directv Financing LLC/Directv Financing Co-Obligor, Inc.(b)
5.88%, 08/15/27		26	25,971
10.00%, 02/15/31		48	47,930
DISH DBS Corp.(b)
5.25%, 12/01/26		72	70,747
5.75%, 12/01/28		55	52,725
DISH Network Corp., 11.75%, 11/15/27(b)		102	107,942
Gray Media, Inc.(b)
10.50%, 07/15/29		35	37,844
9.63%, 07/15/32		32	32,692
7.25%, 08/15/33		37	36,665
Live Nation Entertainment, Inc., 4.75%, 10/15/27(b)		4	3,973
Midcontinent Communications, 8.00%, 08/15/32(b)		40	41,212
Sinclair Television Group, Inc., 8.13%, 02/15/33(b)		39	40,024
Tele Columbus AG, (10.00% PIK), 10.00%, 01/01/29(c)(h)	EUR	127	100,331
Univision Communications, Inc.(b)
8.00%, 08/15/28	USD	66	68,390
8.50%, 07/31/31		29	29,947
9.38%, 08/01/32		42	44,758
Virgin Media O2 Vendor Financing Notes V DAC, 7.88%, 03/15/32(c)	GBP	126	175,133
Virgin Media Secured Finance PLC(c)
5.25%, 05/15/29		500	656,327
4.25%, 01/15/30		100	124,731
VZ Secured Financing BV, 5.25%, 01/15/33(c)	EUR	161	189,014
VZ Vendor Financing II BV, 2.88%, 01/15/29(c)		196	216,925
			2,641,446
Metals & Mining — 0.2%
Arsenal AIC Parent LLC, 11.50%, 10/01/31(b)	USD	125	138,828
Big River Steel LLC/BRS Finance Corp., 6.63%, 01/31/29(b)		169	169,066
Cleveland-Cliffs, Inc., 6.88%, 11/01/29(b)		25	25,477
JSW Steel Ltd., 3.95%, 04/05/27(c)		200	196,400
Kaiser Aluminum Corp., 4.50%, 06/01/31(b)		139	131,012
Consolidated Schedule of Investments

Consolidated Schedule of Investments (unaudited)(continued)
September 30, 2025
BlackRock Credit Strategies Fund
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Metals & Mining (continued)
New Gold, Inc., 6.88%, 04/01/32(b)	USD	22	$ 23,043
Novelis Corp.(b)
6.88%, 01/30/30		25	25,924
3.88%, 08/15/31		96	87,522
6.38%, 08/15/33		56	56,579
			853,851
Mortgage Real Estate Investment Trusts (REITs)(b) — 0.0%
Arbor Realty SR, Inc., 7.88%, 07/15/30		11	11,566
Blackstone Mortgage Trust, Inc., 3.75%, 01/15/27		10	9,763
Starwood Property Trust, Inc., 6.50%, 07/01/30		12	12,412
			33,741
Multi-Utilities — 0.0%
AmeriGas Partners LP/AmeriGas Finance Corp., 9.50%, 06/01/30(b)		6	6,281
Oil, Gas & Consumable Fuels — 0.7%
Aethon United BR LP/Aethon United Finance Corp., 7.50%, 10/01/29(b)		21	21,901
Ascent Resources Utica Holdings LLC/ARU Finance Corp.(b)
9.00%, 11/01/27		2	2,416
6.63%, 07/15/33		13	13,217
Caturus Energy LLC, 8.50%, 02/15/30(b)		43	44,770
CD&R Firefly Bidco PLC, 8.63%, 04/30/29(c)	GBP	337	476,179
Chord Energy Corp., 6.75%, 03/15/33(b)	USD	5	5,066
CITGO Petroleum Corp., 8.38%, 01/15/29(b)		68	70,665
Civitas Resources, Inc., 8.38%, 07/01/28(b)		46	47,681
CNX Resources Corp., 7.25%, 03/01/32(b)		9	9,337
Comstock Resources, Inc., 6.75%, 03/01/29(b)		104	103,830
Crescent Energy Finance LLC(b)
7.63%, 04/01/32		42	41,710
7.38%, 01/15/33		42	40,894
8.38%, 01/15/34		29	29,383
Delek Logistics Partners LP/Delek Logistics Finance Corp., 7.38%, 06/30/33(b)		22	22,372
Diamond Foreign Asset Co./Diamond Finance LLC, 8.50%, 10/01/30(b)		18	19,074
Enbridge, Inc.
6.70%, 11/15/53		530	591,879
(5-year CMT + 2.97%), 7.20%, 06/27/54(a)		15	15,906
(5-year CMT + 3.12%), 7.38%, 03/15/55(a)		15	15,870
Energy Transfer LP, (5-year CMT + 2.83%), 7.13%, 10/01/54(a)		21	21,736
Excelerate Energy LP, 8.00%, 05/15/30(b)		13	13,838
Genesis Energy LP/Genesis Energy Finance Corp.
7.75%, 02/01/28		2	2,014
7.88%, 05/15/32		21	21,902
8.00%, 05/15/33		15	15,689
Global Partners LP/GLP Finance Corp., 7.13%, 07/01/33(b)		8	8,200
Harvest Midstream I LP, 7.50%, 05/15/32(b)		28	28,602
Hilcorp Energy I LP/Hilcorp Finance Co.(b)
8.38%, 11/01/33		101	106,078
6.88%, 05/15/34		25	24,036
7.25%, 02/15/35		10	9,773
Howard Midstream Energy Partners LLC(b)
7.38%, 07/15/32		19	19,723
6.63%, 01/15/34		23	23,450
Ithaca Energy North Sea PLC, 5.50%, 10/01/31(c)	EUR	100	118,432
ITT Holdings LLC, 6.50%, 08/01/29(b)	USD	11	10,815
Magnolia Oil & Gas Operating LLC/Magnolia Oil & Gas Finance Corp., 6.88%, 12/01/32(b)		11	11,288
MPLX LP, 4.95%, 03/14/52		400	341,232
Security		Par (000)	Value
Oil, Gas & Consumable Fuels (continued)
Nabors Industries, Inc., 7.38%, 05/15/27(b)	USD	54	$ 54,816
NGL Energy Operating LLC/NGL Energy Finance Corp.(b)
8.13%, 02/15/29		20	20,506
8.38%, 02/15/32		86	88,120
Noble Finance II LLC, 8.00%, 04/15/30(b)		2	2,070
Northern Oil & Gas, Inc.(b)
8.13%, 03/01/28		116	117,638
10/15/33(g)		36	35,858
Northriver Midstream Finance LP, 6.75%, 07/15/32(b)		13	13,294
Prairie Acquiror LP, 9.00%, 08/01/29(b)		11	11,452
Sunoco LP(b)
5.63%, 03/15/31		10	9,926
6.25%, 07/01/33		20	20,357
5.88%, 03/15/34		10	9,913
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp., 7.38%, 02/15/29(b)		41	42,224
TGNR Intermediate Holdings LLC, 5.50%, 10/15/29(b)		3	2,936
TransMontaigne Partners LLC, 8.50%, 06/15/30(b)		4	4,168
Transocean International Ltd.(b)
8.00%, 02/01/27		43	42,940
8.25%, 05/15/29		17	16,760
8.75%, 02/15/30		43	44,980
8.50%, 05/15/31		13	12,740
10/15/32(g)		12	12,000
Valaris Ltd., 8.38%, 04/30/30(b)		54	56,044
Venture Global LNG, Inc.(b)
9.50%, 02/01/29		89	98,080
8.38%, 06/01/31		115	120,747
9.88%, 02/01/32		72	78,388
Venture Global Plaquemines LNG LLC(b)
7.50%, 05/01/33		29	32,045
6.50%, 01/15/34		66	69,475
7.75%, 05/01/35		25	28,218
6.75%, 01/15/36		69	73,290
Vital Energy, Inc.
7.75%, 07/31/29(b)		10	9,903
9.75%, 10/15/30		37	38,630
7.88%, 04/15/32(b)		46	44,654
Wildfire Intermediate Holdings LLC, 7.50%, 10/15/29(b)		32	32,332
Wintershall Dea Finance 2 BV, (5-year EURIBOR ICE Swap + 3.94%), 6.12%(a)(c)(i)	EUR	200	245,377
			3,838,839
Passenger Airlines — 0.1%
American Airlines, Inc., 8.50%, 05/15/29(b)	USD	14	14,604
American Airlines, Inc./AAdvantage Loyalty IP Ltd., 5.75%, 04/20/29(b)		3	3,011
Deutsche Lufthansa AG, (5-year EURIBOR ICE Swap + 2.86%), 5.25%, 01/15/55(a)(c)	EUR	200	242,293
JetBlue Airways Corp./JetBlue Loyalty LP, 9.88%, 09/20/31(b)	USD	25	25,357
OneSky Flight LLC, 8.88%, 12/15/29(b)		14	14,722
			299,987
Personal Care Products — 1.1%
Beauty Health Co.(b)(k)
1.25%, 10/01/26		4,250	3,827,125
7.95%, 11/15/28		2,500	2,700,478
Opal Bidco SAS, 5.50%, 03/31/32(c)	EUR	100	121,513
			6,649,116
Pharmaceuticals — 0.3%
1261229 B.C. Ltd., 10.00%, 04/15/32(b)	USD	200	205,010
Amneal Pharmaceuticals LLC, 6.88%, 08/01/32(b)		14	14,479

Consolidated Schedule of Investments (unaudited)(continued)
September 30, 2025
BlackRock Credit Strategies Fund
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Pharmaceuticals (continued)
Bausch Health Cos., Inc.(b)
4.88%, 06/01/28	USD	4	$ 3,580
11.00%, 09/30/28		103	107,122
Dolcetto Holdco SpA, 5.63%, 07/14/32(c)	EUR	102	122,777
Grifols SA, 7.13%, 05/01/30(c)		234	289,392
Gruenenthal GmbH, 4.63%, 11/15/31(c)		226	270,909
Nidda Healthcare Holding GmbH(c)
7.00%, 02/21/30		277	339,019
(3-mo. EURIBOR + 3.75%), 5.79%, 10/23/30(a)		100	117,615
Rossini SARL(c)
6.75%, 12/31/29		250	309,652
(3-mo. EURIBOR + 3.88%), 5.88%, 12/31/29(a)		60	71,648
			1,851,203
Real Estate Management & Development — 0.6%
Adler Financing SARL, Series 1L, (8.25% PIK), 8.25%, 12/31/28(h)		377	471,148
Aldar Properties PJSC, (5-year CMT + 2.04%), 6.62%, 04/15/55(a)(c)	USD	250	261,875
Alexandrite Lake Lux Holdings SARL, 6.75%, 07/30/30(c)	EUR	140	168,151
Alstria Office AG, 5.50%, 03/20/31(c)		200	244,160
Anywhere Real Estate Group LLC/Anywhere Co-Issuer Corp., 7.00%, 04/15/30(b)	USD	39	38,672
Anywhere Real Estate Group LLC/Realogy Co-Issuer Corp., 9.75%, 04/15/30(b)		9	9,822
Aroundtown Finance SARL(a)(i)
(5-year EURIBOR ICE Swap + 4.51%), 7.13%	EUR	388	480,364
(5-year UK Government Bond + 4.49%), 8.63%	GBP	100	138,496
Citycon Treasury BV, 5.38%, 07/08/31(c)	EUR	300	354,173
Cushman & Wakefield U.S. Borrower LLC, 8.88%, 09/01/31(b)	USD	20	21,346
DEMIRE Deutsche Mittelstand Real Estate AG, 5.00%, 12/31/27(c)(j)	EUR	88	97,265
Fantasia Holdings Group Co. Ltd.(c)(d)(m)
11.75%, 04/17/22	USD	710	7,987
12.25%, 10/18/22		200	4,125
Five Point Operating Co. LP, 8.00%, 10/01/30(b)		5	5,074
Grand City Properties SA, (5-year EUR Swap + 2.18%), 1.50%(a)(c)(i)	EUR	100	114,812
Modern Land China Co. Ltd., (2.00% Cash and 9.00% PIK), 9.00%, 12/30/26(c)(d)(h)(m)	USD	— (n)	—
New Immo Holding SA(c)
2.75%, 11/26/26	EUR	100	116,038
3.25%, 07/23/27		200	231,373
5.88%, 04/17/28		100	121,225
PCPD Capital Ltd., 5.13%, 06/18/26(c)	USD	200	194,376
Vivion Investments SARL, (6.50% PIK), 6.50%, 08/31/28(c)(h)	EUR	148	173,574
Vonovia SE, Series B, 0.88%, 05/20/32(c)(k)		100	117,764
			3,371,820
Retail REITs — 0.0%
Brookfield Property REIT, Inc./BPR Cumulus LLC/BPR Nimbus LLC/GGSI Sellco LLC, 4.50%, 04/01/27(b)	USD	14	13,750
Semiconductors & Semiconductor Equipment — 0.0%
Amkor Technology, Inc., 5.88%, 10/01/33(b)		6	6,061
ams-OSRAM AG, 10.50%, 03/30/29(c)	EUR	100	125,087
MKS, Inc., 1.25%, 06/01/30(k)	USD	24	26,280
ON Semiconductor Corp., 0.50%, 03/01/29(k)		16	14,763
			172,191
Software — 1.4%
AthenaHealth Group, Inc., 6.50%, 02/15/30(b)		268	265,807
Security		Par (000)	Value
Software (continued)
Camelot Finance SA, 4.50%, 11/01/26(b)	USD	2	$ 1,993
Capstone Borrower, Inc., 8.00%, 06/15/30(b)		69	72,160
Central Parent, Inc./CDK Global, Inc., 7.25%, 06/15/29(b)		53	45,636
Cloud Software Group, Inc.(b)
6.50%, 03/31/29		195	196,759
9.00%, 09/30/29		257	266,562
8.25%, 06/30/32		134	142,141
CoreLogic, Inc., 4.50%, 05/01/28(b)		118	114,413
CoreWeave, Inc., 9.25%, 06/01/30(b)		17	17,557
Electronic Arts, Inc., 2.95%, 02/15/51		12	10,407
Ellucian Holdings, Inc., 6.50%, 12/01/29(b)		49	49,780
Helios Software Holdings, Inc./ION Corporate Solutions Finance SARL, 7.88%, 05/01/29(c)	EUR	271	332,925
IPD 3 BV, 5.50%, 06/15/31(c)		204	243,225
Skillz, Inc., 10.25%, 12/15/26(b)	USD	2,518	2,492,820
TeamSystem SpA, (3-mo. EURIBOR + 3.50%), 5.53%, 07/31/31(a)(c)	EUR	100	117,746
UKG, Inc., 6.88%, 02/01/31(b)	USD	191	197,080
X.AI LLC/X.AI Co. Issuer Corp., 12.50%, 06/30/30		3,600	3,775,313
			8,342,324
Specialty Retail — 0.1%
Advance Auto Parts, Inc., 7.00%, 08/01/30(b)		11	11,317
Afflelou SAS, 6.00%, 07/25/29(c)	EUR	244	298,817
Bubbles Bidco SpA(c)
6.50%, 09/30/31		100	120,250
(3-mo. EURIBOR + 4.25%), 6.25%, 09/30/31(a)		100	118,307
Duomo Bidco SpA, (3-mo. EURIBOR + 4.13%), 6.15%, 07/15/31(a)(c)		128	151,178
Goldstory SAS, 6.75%, 02/01/30(c)		100	121,908
Staples, Inc., 10.75%, 09/01/29(b)	USD	9	8,899
			830,676
Textiles, Apparel & Luxury Goods — 0.1%
Beach Acquisition Bidco LLC, 5.25%, 07/15/32(c)	EUR	100	120,350
European TopSoho SARL, 4.00%, 09/21/21(c)(d)(k)(m)		300	286,049
PrestigeBidCo GmbH, (3-mo. EURIBOR + 3.75%), 5.78%, 07/01/29(a)(c)		200	236,142
VF Corp., 4.25%, 03/07/29		100	117,610
			760,151
Transportation Infrastructure — 0.2%
Edge Finco PLC, 8.13%, 08/15/31(c)	GBP	283	405,822
gategroup Finance Luxembourg SA, 3.00%, 02/28/27(c)	CHF	265	329,305
Mobico Group PLC(c)
4.88%, 09/26/31	EUR	135	124,768
(5-year UK Government Bond + 4.14%), 4.25%(a)(i)	GBP	200	164,222
SGL Group ApS, (3-mo. EURIBOR + 4.75%), 6.75%, 04/22/30(a)	EUR	100	116,369
			1,140,486
Wireless Telecommunication Services — 1.4%
Altice France SA
3.38%, 01/15/28(c)		326	329,157
5.50%, 01/15/28(b)	USD	2,100	1,848,000
5.13%, 07/15/29(b)		1,700	1,451,800
5.50%, 10/15/29(b)		2,748	2,376,845
Ligado Networks LLC, (15.50% PIK), 15.50%, 11/01/23(b)(d)(h)(m)		3,725	1,219,839
Odido Holding BV, 3.75%, 01/15/29(c)	EUR	173	201,353
Consolidated Schedule of Investments

Consolidated Schedule of Investments (unaudited)(continued)
September 30, 2025
BlackRock Credit Strategies Fund
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Wireless Telecommunication Services (continued)
Vmed O2 U.K. Financing I PLC, 5.63%, 04/15/32(c)	EUR	200	$ 240,706
Zegona Finance PLC, 6.75%, 07/15/29(c)		313	389,412
			8,057,112
Total Corporate Bonds — 17.8% (Cost: $104,305,444)			105,100,709
Fixed Rate Loan Interests
Distributors — 0.0%
TMK Hawk Parent Corp., 2024 PIK Term Loan, 11.00%, 12/15/31(e)	USD	1	—
Diversified Consumer Services — 0.0%
Clover Holdings SPV III LLC, 2024 USD Term Loan, 15.00%, 12/09/27		3	2,739
IT Services — 1.1%
Clover Holdings 2 LLC, Fixed Term Loan B, 7.75%, 12/09/31		214	215,670
X Corp., 2025 Fixed Term Loan, 9.50%, 10/26/29		6,009	6,023,181
			6,238,851
Media — 0.4%
Terraboost Media, Term Loan, 10.98%, 08/21/26(e)		2,501	2,475,893
Software — 0.0%
Cotiviti, Inc., 2024 Fixed Term Loan B, 7.63%, 05/01/31		50	50,141
Wireless Telecommunication Services — 1.5%
Ligado Networks LLC
2025 Fixed DIP Roll-Up Term Loan, 17.50%, 12/31/49		6,947	6,112,550
2025 New Money DIP Term Loan, 17.50%, 12/31/49(e)		2,910	2,560,726
			8,673,276
Total Fixed Rate Loan Interests — 3.0% (Cost: $17,143,589)			17,440,900
Floating Rate Loan Interests(a)
Advertising Agencies — 1.3%
Clear Channel Outdoor Holdings, Inc., 2024 Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 4.11%), 8.28%, 08/23/28		30	30,476
Outfront Media Capital LLC, 2025 Term Loan B, 0.00%, 09/24/32		38	37,976
Planet U.S. Buyer LLC, 2024 Term Loan B, (3-mo. CME Term SOFR + 3.00%), 7.20%, 02/07/31		22	21,914
Research Now Group, Inc.
2024 First Lien First Out Term Loan, (3-mo. CME Term SOFR at 1.00% Floor + 5.26%), 9.46%, 07/15/28		2,763	2,750,887
2024 First Lien Second Out Term Loan, (3-mo. CME Term SOFR at 1.00% Floor + 5.76%), 9.96%, 10/15/28		5,708	4,646,954
Summer BC Holdco B SARL, 2024 USD Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 5.26%), 9.26%, 02/15/29		14	13,674
			7,501,881
Security		Par (000)	Value
Aerospace & Defense — 1.6%
Aras Corp.(e)
Revolver, (3-mo. CME Term SOFR at 1.00% Floor + 5.00%), 9.00%, 04/27/27	USD	438	$ 438,478
Term Loan, (3-mo. CME Term SOFR at 1.00% Floor + 5.00%), 9.00%, 04/13/29		3,574	3,602,917
Bleriot U.S. Bidco, Inc., 2023 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.50%, 10/31/30		54	54,272
Cobham Ultra SeniorCo SARL, USD Term Loan B, (6- mo. CME Term SOFR + 4.18%), 8.37%, 08/03/29		57	56,544
Dynasty Acquisition Co., Inc.
2024 1st Lien Term Loan B1, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 6.16%, 10/31/31		114	113,761
2024 1st Lien Term Loan B2, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 6.16%, 10/31/31		43	43,279
Engineering Research and Consulting LLC, 2024 Term Loan, (6-mo. CME Term SOFR at 0.00% Floor + 5.00%), 9.29%, 08/29/31(e)		4,963	4,788,812
Goat Holdco LLC, 2025 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.75%), 6.91%, 01/27/32		26	25,884
Kaman Corp.
2025 Delayed Draw Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 2.50%), 6.83%, 02/26/32		— (n)	283
2025 Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 2.50%), 6.66%, 02/26/32		32	32,055
Propulsion BC Finco SARL, 2025 Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 2.75%), 7.04%, 09/14/29		11	10,867
Skydio, Inc., Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 2.75%, 2.75% PIK), 9.75%, 12/04/29(e)(h)		51	50,581
TransDigm, Inc.
2023 Term Loan J, (3-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.50%, 02/28/31		243	242,742
2024 Term Loan L, (3-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.50%, 01/19/32		87	87,060
2025 Term Loan K, (3-mo. CME Term SOFR at 0.00% Floor + 2.25%), 6.25%, 03/22/30		13	12,820
2025 Term Loan M, (1-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.66%, 08/19/32		151	150,807
			9,711,162
Air Freight & Logistics — 0.0%
Rand Parent LLC, 2025 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.00%), 7.00%, 03/18/30		62	61,203
Stonepeak Nile Parent LLC, 2025 Term Loan B, 04/09/32(o)		25	24,969
			86,172
Automobile Components — 0.2%
Arrow Purchaser, Inc., Revolver, (3-mo. CME Term SOFR + 6.75%), 11.01%, 04/15/26(e)		51	51,169
Clarios Global LP
2024 USD Term Loan B, (1-mo. CME Term SOFR + 2.50%), 6.66%, 05/06/30		164	163,299
2025 USD Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.75%), 6.91%, 01/28/32		79	78,976
Emerald Electronics Manufacturing Services, Term Loan, (3-mo. CME Term SOFR at 1.00% Floor + 6.40%), 10.60%, 12/29/27(e)		1,352	932,935

Consolidated Schedule of Investments (unaudited)(continued)
September 30, 2025
BlackRock Credit Strategies Fund
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Automobile Components (continued)
Garrett LX I SARL, 2025 USD Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 2.00%), 6.31%, 01/30/32	USD	5	$ 4,963
RealTruck Group, Inc., 2023 Incremental Term Loan, (1-mo. CME Term SOFR + 5.11%), 9.28%, 01/31/28		21	19,356
Tenneco, Inc., 2022 Term Loan B, (3-mo. CME Term SOFR + 5.10%), 9.30%, 11/17/28		74	72,312
			1,323,010
Automobiles — 0.1%
Arrow Purchaser, Inc., Term Loan, (3-mo. CME Term SOFR at 1.00% Floor + 6.75%), 11.01%, 04/15/26(e)		833	833,331
Banks — 0.1%
Security Services Acquisition Sub Corp., 2024 11th Amendment Term Loan A, (1-mo. CME Term SOFR at 1.00% Floor + 5.75%), 10.01%, 09/30/27(e)		517	512,268
Beverages — 0.1%
JP Intermediate B LLC, 2025 Takeback Term Loan A, 11/20/27(d)(m)(o)		578	575,038
Naked Juice LLC
2025 FLFO Term Loan, (3-mo. CME Term SOFR at 1.00% Floor + 5.50%), 9.50%, 01/24/29		103	103,411
2025 FLSO Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 3.35%), 7.35%, 01/24/29		39	29,713
2025 FLTO Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 6.10%), 10.10%, 01/24/30		27	11,081
Primo Brands Corp., 2025 Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 2.25%), 6.25%, 03/31/28		43	42,609
Sazerac Co., Inc., Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.70%, 07/09/32		52	52,289
			814,141
Building Products — 2.2%
AHF Parent Holding, Inc., Term Loan, (3-mo. CME Term SOFR at 0.75% Floor + 6.25%), 10.51%, 02/01/28		1,727	1,574,865
Alpine Holding Corp., Term Loan, (3-mo. CME Term SOFR at 1.00% Floor + 6.00%), 10.00%, 08/01/30(e)		3,971	3,994,585
Chariot Buyer LLC, 2025 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.00%), 7.16%, 09/08/32		197	196,625
CP Atlas Buyer, Inc., 2025 Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 5.25%), 9.41%, 07/08/30		50	48,875
CP Iris Holdco I, Inc., 2021 Term Loan, (1-mo. CME Term SOFR + 3.50%), 7.66%, 10/02/28		62	62,281
EMRLD Borrower LP
2024 Term Loan B, (6-mo. CME Term SOFR at 0.00% Floor + 2.25%), 6.12%, 08/04/31		84	84,044
Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.25%), 6.45%, 05/31/30		149	148,465
Foundation Building Materials, Inc., 2024 Term Loan B2, (3-mo. CME Term SOFR at 0.00% Floor + 4.00%), 8.31%, 01/29/31		112	112,547
Gulfside Supply, Inc., Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.00%), 7.00%, 06/17/31		24	24,078
HP PHRG Borrower LLC, 2025 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 4.00%), 8.00%, 02/20/32		4,988	4,968,797
New AMI I LLC, 2022 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 6.00%), 10.16%, 03/08/29		18	16,657
Security		Par (000)	Value
Building Products (continued)
Porcelain Acquisition Corp., Term Loan, (1-mo. CME Term SOFR at 1.00% Floor + 6.00%), 10.26%, 04/30/27(e)	USD	1,207	$ 878,464
Potters Borrower LP, 2025 Repriced Term Loan B, (1-mo. CME Term SOFR at 0.75% Floor + 3.00%), 7.16%, 12/14/27		23	22,708
Quikrete Holdings, Inc.
2024 Term Loan B1, (1-mo. CME Term SOFR + 2.25%), 6.41%, 03/19/29		64	64,202
2025 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.25%), 6.41%, 02/10/32		35	34,801
2025 Term Loan B1, (1-mo. CME Term SOFR at 0.00% Floor + 2.25%), 6.41%, 04/14/31		91	90,983
QXO, Inc., Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.00%), 7.16%, 04/30/32		23	22,839
Standard Industries, Inc., 2021 Term Loan B, (1-mo. CME Term SOFR + 1.75%), 5.89%, 09/22/28		20	20,052
White Cap Supply Holdings LLC, 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.25%), 7.42%, 10/19/29		195	195,001
Wilsonart LLC, 2024 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 4.25%), 8.25%, 08/05/31		154	148,224
Zurn LLC, 2021 Term Loan B, (1-mo. CME Term SOFR + 2.11%), 6.28%, 10/04/28		20	20,384
			12,729,477
Capital Markets — 1.4%
Acuren Delaware Holdco, Inc., 2025 Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 2.75%), 6.91%, 07/30/31		20	19,965
Allspring Buyer LLC, 2024 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.75%), 6.75%, 11/01/30		28	28,035
AqGen Island Holdings, Inc., 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.00%), 7.16%, 08/02/28		93	92,749
Aretec Group, Inc., 2024 1st Lien Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.50%), 7.66%, 08/09/30		30	30,470
Astra Acquisition Corp.
2021 2nd Lien Term Loan, (Defaulted), 0.00%, 10/25/29(d)(e)(m)		4,702	1
2024 New Money Term Loan A, (Defaulted), 0.00%, 02/25/28(d)(m)		1,174	230,403
2024 Term Loan B, (Defaulted), 0.00%, 10/25/28		3,791	9,478
Citadel Securities LP, 2024 First Lien Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 6.16%, 10/31/31		70	69,594
Edelman Financial Engines Center LLC, 2024 Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 3.00%), 7.16%, 04/07/28		68	67,509
Focus Financial Partners LLC, 2025 Incremental Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.75%), 6.91%, 09/15/31		71	71,431
GC Champion Acquisition LLC, 1st Lien Term Loan, (6- mo. CME Term SOFR at 1.00% Floor + 5.00%), 9.21%, 08/21/28(e)		2,999	2,974,366
Gryphon Acquire NewCo LLC, Term Loan B, (6-mo. CME Term SOFR at 0.00% Floor + 3.00%), 6.88%, 09/13/32		39	39,085
Consolidated Schedule of Investments

Consolidated Schedule of Investments (unaudited)(continued)
September 30, 2025
BlackRock Credit Strategies Fund
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Capital Markets (continued)
GTCR Everest Borrower LLC, Add on Term Loan B, (3- mo. CME Term SOFR at 0.00% Floor + 2.75%), 6.75%, 09/05/31	USD	24	$ 23,938
Guardian U.S. Holdco LLC, 2023 Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 3.50%), 7.50%, 01/31/30		15	14,883
Jane Street Group LLC, 2024 Term Loan B1, (3-mo. CME Term SOFR at 0.00% Floor + 2.00%), 6.20%, 12/15/31		110	109,139
Osaic Holdings, Inc., 2025 Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 3.00%), 7.16%, 07/30/32		100	99,926
Pico Quantitative Trading Holdings LLC(e)
2021 Term Loan, (3-mo. CME Term SOFR at 1.50% Floor + 7.25%), 11.82%, 02/08/27		404	404,055
2024 10th Amendment Term Loan, (3-mo. CME Term SOFR at 1.50% Floor + 7.25%), 11.71%, 02/08/27		3,344	3,343,507
Term Loan, (3-mo. CME Term SOFR at 1.50% Floor + 7.25%), 11.83%, 02/08/27		439	441,095
Rialto Management Group LLC, 2024 Term Loan, (1-mo. CME Term SOFR at 0.75% Floor + 5.00%), 9.16%, 12/05/30(e)		46	46,669
Summit Acquisition, Inc., 2025 Add-on Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 3.50%), 7.66%, 10/16/31		8	8,023
			8,124,321
Chemicals — 0.2%
Axalta Coating Systems U.S. Holdings, Inc., 2024 Term Loan B7, (3-mo. CME Term SOFR at 0.50% Floor + 1.75%), 5.75%, 12/20/29		75	75,336
Chemours Co., 2023 USD Term Loan B, (1-mo. CME Term SOFR + 3.00%), 7.16%, 08/18/28		30	30,006
Derby Buyer LLC, 2024 Repriced Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 3.00%), 7.18%, 11/01/30		76	75,813
Discovery Purchaser Corp., Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 3.75%), 8.08%, 10/04/29		7	6,890
Ecovyst Catalyst Technologies LLC, 2024 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.00%), 6.31%, 06/12/31		61	60,465
Element Solutions, Inc., 2023 Term Loan B, (1-mo. CME Term SOFR + 1.75%), 5.91%, 12/18/30		70	70,578
Fortis 333, Inc., USD Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.50%), 7.50%, 03/29/32		28	27,744
HB Fuller Co., 2025 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 1.75%), 5.91%, 02/15/30		45	45,336
INEOS U.S. Finance LLC, 2023 USD Term Loan B, (1- mo. CME Term SOFR at 0.00% Floor + 3.25%), 7.41%, 02/18/30		29	26,603
INEOS U.S. Petrochem LLC, 2024 USD Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 4.25%), 8.41%, 10/07/31		25	21,310
Lonza Group AG, USD Term Loan B, (3-mo. CME Term SOFR at 0.75% Floor + 4.03%), 8.03%, 07/03/28		84	75,341
Minerals Technologies, Inc., 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 6.16%, 11/26/31(e)		60	59,550
Security		Par (000)	Value
Chemicals (continued)
Momentive Performance Materials, Inc., 2023 Term Loan, (1-mo. CME Term SOFR + 4.00%), 8.16%, 03/29/28	USD	67	$ 67,651
Nouryon Finance BV, 2024 USD Term Loan B1, (1-mo. CME Term SOFR at 0.00% Floor + 3.25%), 7.50%, 04/03/28		58	57,668
Olympus Water U.S. Holding Corp.
2024 USD Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 3.00%), 7.00%, 06/20/31		109	107,718
2025 USD Term Loan B, 0.00%, 07/23/32		77	76,368
Oxea Holding Drei GmbH, 2017 USD Term Loan B2, (3-mo. CME Term SOFR at 0.00% Floor + 4.35%), 8.64%, 04/08/31		73	67,080
Paint Intermediate III LLC, 2024 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.00%), 7.24%, 10/09/31		24	23,820
Qnity Electronics, Inc., Term Loan B, 08/12/32(o)		82	81,898
Solstice Advanced Materials, Inc., Term Loan B, 09/17/32(o)		43	43,027
Sparta U.S. HoldCo LLC, 2024 Term Loan B, (1-mo. CME Term SOFR at 0.75% Floor + 3.00%), 7.28%, 08/02/30		95	93,965
WR Grace Holdings LLC, 2025 Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 3.00%), 7.00%, 08/19/32		40	40,067
			1,234,234
Commercial Services & Supplies — 1.5%
Aggreko Holdings, Inc., 2025 USD Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 3.00%), 7.21%, 05/21/31		97	97,459
AlixPartners LLP, 2025 USD Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 6.16%, 08/12/32		127	126,150
Allied Universal Holdco LLC, 2025 USD Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.35%), 7.51%, 08/20/32		249	249,941
Belron Finance LLC, 2025 Repriced Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 2.50%), 6.74%, 10/16/31		172	173,040
Bright Horizons Family Solutions LLC, 2025 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 1.75%), 5.91%, 08/23/32		62	61,890
Champions Financing, Inc., 2024 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 4.75%), 8.95%, 02/23/29		8	7,463
CHG Healthcare Services, Inc., 2025 Term Loan B1, (3-mo. CME Term SOFR at 0.50% Floor + 2.75%), 7.05%, 09/29/28		55	54,965
Creative Artists Agency LLC, 2025 Repriced Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.66%, 10/01/31		163	163,549
Ensemble RCM LLC, 2024 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.00%), 7.31%, 08/01/29		74	74,629
Fusion Holding Corp., Term Loan, (3-mo. CME Term SOFR at 0.75% Floor + 6.25%), 10.25%, 09/14/29(e)		225	219,653
Galaxy U.S. Opco, Inc., Term Loan, (3-mo. CME Term SOFR + 2.00%, 3.75% PIK), 10.06%, 07/31/30(h)		30	26,815

Consolidated Schedule of Investments (unaudited)(continued)
September 30, 2025
BlackRock Credit Strategies Fund
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Commercial Services & Supplies (continued)
Garda World Security Corp., 2025 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.00%), 7.17%, 02/01/29	USD	98	$ 97,737
Grant Thornton Advisors LLC, 2025 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.66%, 06/02/31		23	22,480
Herc Holdings, Inc., Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 6.25%, 06/02/32		15	15,056
Hertz Corp.
2021 Term Loan B, (3-mo. CME Term SOFR + 3.76%), 8.07%, 06/30/28		54	48,594
2021 Term Loan C, (3-mo. CME Term SOFR + 3.76%), 8.07%, 06/30/28		11	9,565
Kellermeyer Bergensons Services LLC, 2024 Amendment No. 8 Term Loan, (3-mo. CME Term SOFR at 1.00% Floor + 1.75%, 3.50% PIK), 9.71%, 11/06/28(e)(h)		374	374,420
KUEHG Corp., 2025 Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 2.75%), 6.75%, 06/12/30		21	21,216
Learning Care Group U.S. No. 2, Inc., 2024 Term Loan B, (3-mo. CME Term SOFR + 4.00%), 8.29%, 08/11/28(e)		10	9,605
Mavis Tire Express Services Topco Corp., 2025 Repriced Term Loan, (3-mo. CME Term SOFR at 0.75% Floor + 3.00%), 7.20%, 05/04/28		156	155,912
Prime Security Services Borrower LLC
2024 1st Lien Term Loan B, (6-mo. CME Term SOFR at 0.00% Floor + 2.00%), 6.13%, 10/13/30		38	38,396
2025 Incremental Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 6.00%, 03/07/32		85	83,790
Pueblo Mechanical and Controls LLC(e)
2022 Delayed Draw Term Loan, (3-mo. CME Term SOFR at 0.75% Floor + 5.00%), 9.00%, 08/23/28		488	482,426
2022 Term Loan, (3-mo. CME Term SOFR at 0.75% Floor + 5.00%), 9.00%, 08/23/28		703	695,486
Razor Group GmbH(e)
2025 Tranche Term Loan 2 A, (3-mo. CME Term SOFR at 2.50% Floor + 5.00%), 9.20%, 12/20/29		210	210,601
2025 Tranche Term Loan 2 B, (3-mo. CME Term SOFR at 2.50% Floor + 5.00%), 9.00%, 12/20/29		93	92,684
Ryan LLC, Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 3.50%), 7.66%, 11/14/30		5	4,931
Thermostat Purchaser III, Inc., 2nd Lien Term Loan, (3- mo. CME Term SOFR at 0.75% Floor + 7.25%), 11.60%, 08/31/29(e)		1,388	1,387,806
Thunder Purchaser, Inc., 2024 Incremental Term Loan, (3-mo. CME Term SOFR at 1.00% Floor + 5.25%), 9.40%, 06/30/28(e)		386	382,467
Topsail Debtco LLC, Term Loan, (3-mo. CME Term SOFR at 1.00% Floor + 6.00%), 10.00%, 12/27/30(e)		97	96,427
TouchTunes Music Group LLC, 2024 Incremental Term Loan, (3-mo. CME Term SOFR + 4.75%), 8.75%, 04/02/29		3,563	3,503,222
Security		Par (000)	Value
Commercial Services & Supplies (continued)
Vortex Opco LLC, Second Out Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 4.36%), 8.37%, 12/17/28	USD	44	$ 9,642
Wand NewCo 3, Inc., 2025 Repriced Term Loan B, (1- mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.66%, 01/30/31		103	102,483
			9,100,500
Communications Equipment — 0.0%
Ciena Corp., 2025 Repriced Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 5.89%, 10/24/30		72	71,713
ORBCOMM, Inc., Term Loan B, (1-mo. CME Term SOFR at 0.75% Floor + 4.51%), 8.62%, 09/01/28		29	26,280
			97,993
Construction & Engineering — 2.5%
Apple Bidco LLC, 2025 Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.66%, 09/23/31		155	154,747
Brand Industrial Services, Inc., 2024 Term Loan B, (3- mo. CME Term SOFR at 0.50% Floor + 4.50%), 8.80%, 08/01/30		123	111,649
Brown Group Holding LLC, 2022 Incremental Term Loan B2, (1-mo. CME Term SOFR at 0.50% Floor + 2.75%), 6.99%, 07/01/31		62	62,575
Construction Partners, Inc., Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.66%, 11/03/31		15	14,920
Cube Industrials Buyer, Inc., 2024 Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 3.25%), 7.58%, 10/17/31		14	13,965
Homerenew Buyer, Inc.(e)
2025 Super Priority Term Loan, (3-mo. CME Term SOFR at 2.50% Floor + 9.50%), 13.88%, 04/14/30		1,436	1,436,331
2025 Super Priority Term Loan 1, (3-mo. CME Term SOFR at 2.00% Floor + 8.00%), 12.38%, 04/14/30		329	329,470
2025 Term Loan, (3-mo. CME Term SOFR at 2.50% Floor + 6.50%), 10.88%, 04/14/30		758	757,639
Legence Holdings LLC, 2025 Term Loan B, (1-mo. CME Term SOFR at 0.75% Floor + 3.00%), 7.16%, 12/18/28		10	9,887
Lighthouse Parent Holdings, Inc.(e)
Delayed Draw Term Loan, (3-mo. CME Term SOFR at 0.75% Floor + 4.75%), 8.90%, 12/22/31		11	10,608
Term Loan, (3-mo. CME Term SOFR at 0.75% Floor + 4.75%), 9.07%, 12/22/31		59	58,428
LJ Avalon Holdings LLC(e)
2024 1st Amendment Delayed Draw Term Loan, (3- mo. CME Term SOFR at 1.00% Floor + 4.50%), 8.81%, 02/01/30		783	782,774
2025 3rd Amendment Delayed Draw Term Loan, (3- mo. CME Term SOFR at 1.00% Floor + 4.50%), 8.67%, 02/01/30		83	82,787
Delayed Draw Term Loan, (3-mo. CME Term SOFR at 1.00% Floor + 4.50%), 8.67%, 02/01/30		108	107,677
Term Loan, (1-mo. CME Term SOFR at 1.00% Floor + 4.50%), 8.77%, 02/01/30		280	279,667
Consolidated Schedule of Investments

Consolidated Schedule of Investments (unaudited)(continued)
September 30, 2025
BlackRock Credit Strategies Fund
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Construction & Engineering (continued)
Playpower, Inc.(e)
2024 Term Loan, (3-mo. CME Term SOFR at 0.75% Floor + 5.25%), 9.25%, 08/28/30	USD	4,300	$ 4,244,100
2025 Incremental Term Loan, (3-mo. CME Term SOFR at 0.75% Floor + 5.25%), 9.25%, 08/28/30		631	624,981
RBS Buyer, Inc., Term Loan, (3-mo. CME Term SOFR at 1.00% Floor + 5.00%), 9.31%, 07/31/31(e)		2,040	2,015,520
SBA Senior Finance II LLC, 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 5.92%, 01/25/31		92	92,396
Titan Home Improvement LLC, Term Loan, (3-mo. CME Term SOFR at 1.00% Floor + 4.75%), 8.95%, 05/31/30(e)		3,693	3,729,954
			14,920,075
Construction Materials — 0.0%
Kellermeyer Bergensons Services LLC, 2023 6th Amendment Term Loan, (Defaulted), 0.00%, 11/06/28(e)		170	88,881
Consumer Discretionary — 0.1%
APi Group DE, Inc., 2025 Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 5.91%, 01/03/29		128	128,218
Camelot U.S. Acquisition LLC, 2024 Term Loan B, (1-mo. CME Term SOFR + 2.75%), 6.91%, 01/31/31		41	40,417
Element Materials Technology Group U.S. Holdings, Inc., 2022 USD Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 3.68%), 7.68%, 07/06/29		31	31,656
Fleet U.S. Bidco, Inc., 2024 1st Lien Term Loan B, (6-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.54%, 02/21/31(e)		18	17,820
OMNIA Partners LLC, 2024 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.81%, 07/25/30		30	29,695
Peer Holding III BV, 2025 USD Term Loan B, 09/27/32(o)		17	17,000
PG Polaris BidCo SARL, Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.75%), 6.91%, 03/26/31		34	33,813
Raven Acquisition Holdings LLC, Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.00%), 7.16%, 11/19/31		27	26,836
Sellerx, 2024 Revolver, (3-mo. CME Term SOFR at 1.00% Floor + 5.00%), 9.32%, 10/28/26(e)		78	78,206
Supergoop LLC, Revolver, (1-mo. CME Term SOFR + 5.75%), 9.87%, 12/29/27(e)		147	145,987
TruGreen LP, 2020 Term Loan, (1-mo. CME Term SOFR + 4.10%), 8.26%, 11/02/27		18	17,709
			567,357
Consumer Finance — 0.2%
Barri Financial Group LLC, Term Loan, (1-mo. CME Term SOFR + 8.25%), 12.51%, 12/14/27(e)		391	383,709
Boost Newco Borrower LLC, 2025 USD Term Loan B2, (3-mo. CME Term SOFR at 0.00% Floor + 2.00%), 6.00%, 01/31/31		205	205,561
Citrin Cooperman Advisors LLC, 2025 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.00%), 7.00%, 04/01/32		39	38,725
Corpay Technologies Operating Co. LLC, Term Loan B5, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 5.91%, 04/28/28		145	144,398
Security		Par (000)	Value
Consumer Finance (continued)
Shift4 Payments LLC, 2025 Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.50%, 06/30/32	USD	36	$ 36,255
Trans Union LLC
2024 Term Loan B8, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 5.91%, 06/24/31		56	56,374
2024 Term Loan B9, (1-mo. CME Term SOFR at 0.50% Floor + 1.75%), 5.91%, 06/24/31		132	131,788
WEX, Inc.
2024 Term Loan B2, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 5.91%, 03/31/28		15	14,863
2025 Incremental Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 5.91%, 03/05/32		30	29,710
			1,041,383
Consumer Staples Distribution & Retail — 0.0%
Boots Group Finco LP, USD Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 3.50%), 7.70%, 08/30/32		60	60,125
U.S. Foods, Inc., 2024 1st Lien Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 5.91%, 10/03/31		28	27,948
			88,073
Containers & Packaging — 0.3%
Asplundh Tree Expert LLC, 2021 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 1.85%), 6.01%, 09/07/27		59	59,483
Brook & Whittle Holding Corp., 2025 Term Loan C, (3- mo. CME Term SOFR at 1.00% Floor + 9.25%), 13.48%, 12/14/29(d)(e)(m)		3,154	1,229,964
Charter Next Generation, Inc., 2024 Term Loan B1, (1- mo. CME Term SOFR at 0.75% Floor + 2.75%), 6.93%, 11/29/30		181	181,979
Clydesdale Acquisition Holdings, Inc.
2025 Delayed Draw Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 3.25%), 7.41%, 04/01/32		— (n)	44
2025 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.25%), 7.41%, 04/01/32		85	84,482
Term Loan B, (1-mo. CME Term SOFR + 3.18%), 7.34%, 04/13/29		10	9,983
LABL, Inc., 2021 USD 1st Lien Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 5.10%), 9.26%, 10/30/28		83	68,156
Mauser Packaging Solutions Holding Co., 2024 Term Loan B, (1-mo. CME Term SOFR + 3.00%), 7.28%, 04/15/27		45	44,747
Pregis TopCo Corp., 2025 Refinancing Term Loan, (1- mo. CME Term SOFR at 0.00% Floor + 4.00%), 8.16%, 02/01/29		37	36,797
Proampac PG Borrower LLC, 2024 Term Loan, (3-mo. CME Term SOFR + 4.00%), 8.26%, 09/15/28		9	8,997
Ring Container Technologies Group LLC, 2025 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.50%), 6.66%, 09/15/32		26	25,948
Trident TPI Holdings, Inc., 2024 Term Loan B7, (3-mo. CME Term SOFR at 0.50% Floor + 3.75%), 7.75%, 09/15/28		51	50,280
			1,800,860

Consolidated Schedule of Investments (unaudited)(continued)
September 30, 2025
BlackRock Credit Strategies Fund
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Distributors — 0.1%
American Builders & Contractors Supply Co., Inc., 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 5.91%, 01/31/31	USD	74	$ 74,111
Bad Boy Mowers JV Acquisition LLC, 2023 Term Loan, (1-mo. CME Term SOFR at 0.75% Floor + 5.25%), 9.39%, 11/09/29(e)		68	68,542
Core & Main LP
2024 Term Loan D, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 6.17%, 07/27/28		120	120,021
2024 Term Loan E, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 6.17%, 02/09/31		35	34,369
Dealer Tire Financial LLC, 2024 1st Lien Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.00%), 7.16%, 07/02/31		64	63,975
Gates Corp./DE, 2024 Term Loan B5, (1-mo. CME Term SOFR + 1.75%), 5.91%, 06/04/31		113	112,777
PAI Holdco, Inc., 2020 Term Loan B, (3-mo. CME Term SOFR + 4.01%), 8.32%, 10/28/27		23	19,024
Resideo Funding, Inc., 2025 Incremental Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 2.00%), 6.04%, 08/13/32		50	49,969
TMK Hawk Parent Corp., 2024 Term Loan B, (1-mo. CME Term SOFR at 1.00% Floor + 5.25%, 3.25% PIK), 12.66%, 06/30/29(h)		42	14,897
			557,685
Diversified Consumer Services — 1.2%
Anticimex International AB, 2024 Term Loan B6, (3-mo. SOFR + 3.40%), 7.76%, 11/16/28		30	29,894
Express Wash Acquisition Co. LLC, 2025 Term Loan, (3-mo. CME Term SOFR at 1.00% Floor + 6.25%), 10.58%, 04/10/31(e)		4,710	4,635,058
Homerenew Buyer, Inc., 2025 SP Delayed Draw Term Loan, (3-mo. CME Term SOFR + 9.50%), 13.65%, 04/14/30(e)		433	433,257
Pluralsight, Inc., 2024 Second Priority Term Loan B, (3- mo. CME Term SOFR at 1.00% Floor + 7.50%), 11.70%, 08/22/29(e)		708	645,505
Razor Group GmbH, 2025 Tranche Term Loan 3 B, (Defaulted), 0.00%, 12/20/29(e)		1,401	1,096,257
TL Voltron Purchaser LLC, Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 5.25%), 9.41%, 12/31/30(e)		81	79,178
			6,919,149
Diversified Telecommunication Services — 0.1%
Altice Financing SA, USD 2017 1st Lien Term Loan, (Prime + 1.75%), 9.00%, 01/31/26(e)		79	75,822
Lumen Technologies, Inc.
2024 Extended Term Loan B1, (1-mo. CME Term SOFR at 2.00% Floor + 2.46%), 6.63%, 04/16/29		51	50,196
2024 Extended Term Loan B2, (1-mo. CME Term SOFR at 2.00% Floor + 2.46%), 6.63%, 04/15/30		66	66,041
2024 Term Loan A, (1-mo. CME Term SOFR + 6.00%), 10.16%, 06/01/28		10	9,931
Zayo Group Holdings, Inc., 1st Lien Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.50%), 7.61%, 03/11/30		194	190,621
			392,611
Security		Par (000)	Value
Electric Utilities — 0.0%
Constellation Renewables LLC, 2020 Term Loan, (3-mo. CME Term SOFR at 1.00% Floor + 2.25%), 6.45%, 12/15/27	USD	19	$ 18,891
Talen Energy Supply LLC, 2024-1 Incremental Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.73%, 12/15/31		30	29,781
Vistra Operations Co. LLC, 1st Lien Term Loan B3, (1- mo. CME Term SOFR + 1.75%), 5.91%, 12/20/30		59	59,393
			108,065
Electrical Equipment(e) — 0.0%
Sparkstone Electrical Group
Revolver, (3-mo. CME Term SOFR + 5.25%), 9.46%, 10/15/31		2	1,860
Term Loan, (3-mo. CME Term SOFR + 5.25%), 9.44%, 10/15/31		56	51,405
			53,265
Electronic Equipment, Instruments & Components — 0.0%
Celestica, Inc., 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 5.92%, 06/20/31(e)		20	19,849
Coherent Corp., 2025 1st Lien Term Loan B2, (1-mo. CME Term SOFR at 0.50% Floor + 1.75%), 5.94%, 07/02/29		46	45,283
Lsf12 Crown U.S. Commercial Bidco LLC, 2025 Term Loan B, 12/02/31(o)		37	37,023
Pinnacle Buyer LLC(o)
Delayed Draw Term Loan, 09/10/32		8	8,340
Term Loan, 09/10/32		43	43,367
Project Aurora U.S. Finco, Inc., USD Term Loan, 09/24/32(e)(o)		12	12,015
Sanmina Corp., Term Loan B, 08/06/32(e)(o)		40	39,900
			205,777
Energy Equipment & Services — 0.0%
Meade Pipeline Co. LLC, Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.00%), 6.00%, 09/22/32		13	12,984
Entertainment — 0.0%
Bally’s Corp., 2021 Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 3.51%), 7.84%, 10/02/28		38	36,602
Delta 2 Lux SARL, 2024 1st Lien Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 2.00%), 6.00%, 09/30/31		122	121,788
			158,390
Environmental, Maintenance & Security Service — 0.1%
Action Environmental Group, Inc., 2023 Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 3.25%), 7.25%, 10/24/30(e)		39	38,989
Clean Harbors, Inc.
2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 5.91%, 10/09/28		57	56,964
2025 Term Loan, 09/24/32(o)		37	37,046
Filtration Group Corp., 2025 USD Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 2.75%), 6.91%, 10/21/28		154	154,939
GFL ES US LLC, 2025 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.67%, 03/03/32		120	119,843
JFL-Tiger Acquisition Co., Inc., Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 3.75%), 7.89%, 10/17/30		31	30,560
Consolidated Schedule of Investments

Consolidated Schedule of Investments (unaudited)(continued)
September 30, 2025
BlackRock Credit Strategies Fund
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Environmental, Maintenance & Security Service (continued)
Madison IAQ LLC
2025 Term Loan B, (6-mo. CME Term SOFR at 0.50% Floor + 3.25%), 7.45%, 05/06/32	USD	77	$ 77,126
Term Loan, (6-mo. CME Term SOFR at 0.50% Floor + 2.50%), 6.70%, 06/21/28		189	188,878
Packers Holdings LLC, 2021 Term Loan, (3-mo. CME Term SOFR at 0.75% Floor + 3.35%), 7.66%, 03/09/28		52	16,360
Reworld Holding Corp., 2025 1st Lien Term Loan B, 01/15/31(o)		19	18,941
			739,646
Financial Services — 5.5%
1475 Holdings LLC, Term Loan, (1-mo. CME Term SOFR + 5.25%), 9.41%, 01/18/30(e)		79	78,431
Accordion Partners LLC, 2024 Delayed Draw Term Loan, (3-mo. CME Term SOFR at 0.75% Floor + 5.00%), 9.19%, 11/17/31(e)		4	4,120
Accuserve Solutions, Inc., 2024 Incremental Term Loan, (3-mo. CME Term SOFR + 5.25%), 9.48%, 03/15/30(e)		595	575,289
Apex Group Treasury LLC, 2025 USD Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.50%), 7.75%, 02/27/32		76	73,853
Beekeeper Buyer, Inc., Term Loan, (Prime + 4.25%), 11.50%, 06/30/31(e)		3,009	2,981,984
CPI Holdco B LLC, 2024 Term Loan, (1-mo. CME Term SOFR + 2.00%), 6.16%, 05/19/31		137	136,873
Foreside Financial(e)
2021 Revolver, (3-mo. CME Term SOFR at 1.00% Floor + 5.25%), 9.46%, 09/30/27		12	12,203
2024 Incremental Delayed Draw Term Loan, (3-mo. CME Term SOFR at 1.00% Floor + 5.25%), 9.40%, 09/30/27		336	338,099
Incremental Term Loan, (1-mo. CME Term SOFR + 5.25%), 9.60%, 09/30/27		1,935	1,934,646
GC Champion Acquisition LLC, 1st Lien Delayed Draw Term Loan, (6-mo. CME Term SOFR at 1.00% Floor + 5.00%), 9.21%, 08/21/28(e)		47	47,120
GC Waves Holdings, Inc., 2024 Replacing Term Loan, (1-mo. CME Term SOFR at 0.75% Floor + 4.75%), 9.01%, 10/04/30(e)		3,848	3,848,118
ION Platform Finance U.S., Inc., USD Term Loan, 09/30/32(e)(o)		169	167,521
Lucky U.S. Buyerco LLC(e)
Revolver, (3-mo. CME Term SOFR at 1.00% Floor + 7.50%), 11.51%, 03/29/29		9	9,050
Term Loan B, (3-mo. CME Term SOFR at 1.00% Floor + 7.50%), 11.50%, 03/29/29		85	83,445
Nxgen Buyer, Inc., 2024 11th Amendment Incremental Term Loan, (1-mo. CME Term SOFR at 1.00% Floor + 4.75%), 8.91%, 11/01/27(e)		3,806	3,798,405
Oak Purchaser, Inc., 2024 Delayed Draw Term Loan, (6-mo. CME Term SOFR at 0.75% Floor + 5.50%), 9.37%, 05/31/28(e)		64	63,611
Oasis Financial LLC, 2nd Lien Term Loan, (1-mo. CME Term SOFR at 1.00% Floor + 8.50%), 12.78%, 07/05/26(e)		833	841,667
Orion U.S. Finco, Inc., 1st Lien Term Loan, 0.00%, 05/20/32		46	46,230
Security		Par (000)	Value
Financial Services (continued)
PMA Parent Holdings LLC, Term Loan, (3-mo. CME Term SOFR + 4.75%), 8.75%, 01/31/31(e)	USD	87	$ 86,202
PREIT Associates LP, 2024 Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 7.00%), 11.19%, 04/01/29		3,596	3,686,433
SitusAMC Holdings Corp., 2025 Incremental Term Loan, (3-mo. CME Term SOFR at 0.75% Floor + 5.50%), 9.50%, 05/14/31(e)		4,937	4,966,804
Smarsh, Inc.(e)
2022 Revolver, (1-mo. CME Term SOFR at 0.75% Floor + 4.75%), 8.82%, 02/16/29		27	26,667
2025 Term Loan, (3-mo. CME Term SOFR at 0.75% Floor + 4.75%), 8.75%, 02/16/29		1,714	1,714,286
Wealth Enhancement Group LLC(e)
2021 August Delayed Draw Term Loan, (3-mo. CME Term SOFR + 4.50%), 8.79%, 10/02/28		1,167	1,161,696
2024 11th Amendment Delayed Draw Term Loan, (3-mo. CME Term SOFR at 1.00% Floor + 5.00%), 8.79%, 10/02/28		3,514	3,496,693
Wharf Street Ratings Acquisition LLC, 2025 Term Loan, (1-mo. CME Term SOFR at 0.75% Floor + 4.75%), 8.91%, 09/16/32		2,455	2,430,000
			32,609,446
Food Products — 0.1%
Aramark Services, Inc., 2024 Term Loan B8, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 6.17%, 06/22/30		117	116,851
Chobani LLC, 2025 Repriced Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.66%, 10/25/27		232	231,998
Froneri U.S., Inc.
2024 USD Term Loan B4, (6-mo. CME Term SOFR at 0.00% Floor + 2.00%), 6.20%, 09/30/31		158	157,106
2025 USD Term Loan, 08/02/32(o)		49	48,870
H-Food Holdings LLC, 2025 Exit Term Loan, (3-mo. CME Term SOFR at 2.00% Floor + 6.50%), 10.81%, 03/29/30		12	11,759
Nomad Foods U.S. LLC, 2023 Term Loan B5, (6-mo. CME Term SOFR at 0.50% Floor + 2.50%), 6.54%, 11/12/29		31	31,375
UTZ Quality Foods LLC, 2025 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.50%, 01/29/32		94	93,769
Wellness Pet LLC
2025 First Out Exchange Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 3.95%), 7.95%, 12/31/29		9	7,162
2025 Second Out Exchange Term Loan, (3-mo. CME Term SOFR at 0.75% Floor + 4.01%), 8.01%, 12/31/29		5	2,170
			701,060
Ground Transportation — 0.9%
Genesee & Wyoming, Inc., 2024 Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 1.75%), 5.75%, 04/10/31		215	213,955
Keep Truckin, Inc.(e)
2024 Term Loan, (1-mo. CME Term SOFR at 1.00% Floor + 7.25%), 11.53%, 04/08/27		500	504,000

Consolidated Schedule of Investments (unaudited)(continued)
September 30, 2025
BlackRock Credit Strategies Fund
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Ground Transportation (continued)
Keep Truckin, Inc.(e) (continued)
Delayed Draw Term Loan, (1-mo. CME Term SOFR at 1.00% Floor + 7.25%), 11.53%, 04/08/27	USD	988	$ 995,998
Delayed Draw Term Loan 2, (1-mo. CME Term SOFR at 1.00% Floor + 7.25%), 11.53%, 04/08/27		1,512	1,524,002
Term Loan, (1-mo. CME Term SOFR at 1.00% Floor + 7.25%), 11.53%, 04/08/27		2,000	2,016,000
			5,253,955
Health Care Equipment & Supplies — 0.0%
Avantor Funding, Inc., 2024 Term Loan B6, (1-mo. CME Term SOFR at 0.50% Floor + 2.10%), 6.26%, 11/08/27		6	5,343
Bausch & Lomb Corp.
2023 Incremental Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 4.00%), 8.17%, 09/29/28		39	39,151
2025 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 4.25%), 8.41%, 01/15/31		93	93,082
QuidelOrtho Corp., Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 4.00%), 8.00%, 08/20/32		36	35,790
			173,366
Health Care Providers & Services — 3.4%
AHP Health Partners, Inc., 2025 Term Loan B, 09/20/32(o)		9	8,757
BW NHHC Holdco, Inc.
2022 1st Lien Second Out Term Loan, (3-mo. CME Term SOFR at 2.00% Floor + 5.75%), 9.75%, 01/15/26		4,429	4,102,832
2022 2nd Lien Third Out Term Loan, (3-mo. CME Term SOFR + 9.20%), 13.20%, 11/15/26(e)		2,089	208,878
CareRing Health LLC, Delayed Draw Term Loan, (3-mo. CME Term SOFR at 0.75% Floor + 6.00%), 10.20%, 05/04/28(e)		667	654,771
CBI-Gator Acquisition LLC(e)
Revolver, (3-mo. CME Term SOFR at 1.00% Floor + 6.50%), 10.78%, 10/25/27		234	224,159
Term Loan, (3-mo. CME Term SOFR + 6.50%), 10.76%, 10/25/27		2,808	2,686,883
Concentra Health Services, Inc., 2025 Repriced Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 6.16%, 07/26/31		33	32,893
Examworks Bidco, Inc., 2021 Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 2.75%), 6.91%, 11/01/28		109	109,534
EyeCare Partners LLC
2024 Second Out Term Loan B, (6-mo. CME Term SOFR at 0.00% Floor + 1.00%, 3.61% PIK), 8.84%, 11/30/28(h)		26	16,694
2024 Third Out Term Loan C, (3-mo. CME Term SOFR at 0.00% Floor + 6.85%), 10.98%, 11/30/28(d)(m)		7	1,415
ICON Luxembourg SARL, 2024 LUX Term Loan B, (3- mo. CME Term SOFR at 0.50% Floor + 2.00%), 6.00%, 07/03/28		25	25,188
Ivyrehab Intermediate II LLC, 2024 2nd Amendment Tranche A Delayed Draw Term Loan, (3-mo. CME Term SOFR at 0.75% Floor + 5.25%), 9.51%, 04/23/29(e)		100	99,077
IvyRehab Intermediate II LLC, 2025 Incremental Delayed Draw Term Loan, (3-mo. CME Term SOFR at 0.75% Floor + 5.00%), 9.22%, 04/23/29(e)		291	286,648
Security		Par (000)	Value
Health Care Providers & Services (continued)
LifePoint Health, Inc., 2024 1st Lien Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.75%), 8.07%, 05/19/31	USD	55	$ 54,619
Medical Solutions Holdings, Inc.
2021 1st Lien Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 3.60%), 7.91%, 11/01/28		— (n)	15
2021 2nd Lien Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 7.10%), 11.41%, 11/01/29		80	16,134
Medline Borrower LP
2025 Incremental Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.00%), 6.16%, 10/23/30		15	14,953
2025 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.00%), 6.16%, 10/23/28		369	369,520
Parexel International Corp., 2025 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.50%), 6.66%, 11/15/28		120	119,921
Patriot Home Care, Term Loan, (3-mo. CME Term SOFR at 0.75% Floor + 6.00%), 10.20%, 05/05/28(e)		2,875	2,822,792
PTSH Intermediate Holdings LLC(e)
Delayed Draw Term Loan, (3-mo. CME Term SOFR at 0.75% Floor + 5.50%), 9.65%, 12/17/27		465	465,150
Term Loan, (3-mo. CME Term SOFR at 0.75% Floor + 5.50%), 9.65%, 12/17/27		2,444	2,444,211
Quorum Health Corp., 2020 Term Loan, (3-mo. CME Term SOFR at 1.00% Floor + 6.60%), 10.60%, 01/28/28		3,711	2,653,143
Sotera Health Holdings LLC, 2025 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.66%, 05/30/31		99	99,037
Star Parent, Inc., Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 4.00%), 8.00%, 09/27/30		42	42,163
Surgery Center Holdings, Inc., 2025 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.66%, 12/19/30		75	75,105
Team Health Holdings, Inc., 2025 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 4.50%), 8.80%, 06/30/28		20	19,896
Team Public Choices LLC, Second Lien Term Loan, (3- mo. CME Term SOFR + 9.00%), 13.57%, 12/18/28(e)		2,265	2,253,309
			19,907,697
Health Care Technology(e) — 1.7%
Appriss Health LLC, Term Loan, (1-mo. CME Term SOFR at 1.00% Floor + 4.75%), 9.02%, 05/06/27		691	697,593
ESO Solutions, Inc.
2024 Incremental Term Loan, (3-mo. CME Term SOFR at 1.00% Floor + 6.75%), 10.95%, 05/03/27		964	959,849
Revolver, (3-mo. CME Term SOFR at 1.00% Floor + 6.75%), 10.95%, 05/03/27		304	302,466
Term Loan, (3-mo. CME Term SOFR at 1.00% Floor + 6.75%), 10.95%, 05/03/27		3,696	3,681,534
MRO Parent Corp., Term Loan, (3-mo. CME Term SOFR at 0.75% Floor + 4.50%), 8.62%, 06/09/32		4,259	4,225,185
			9,866,627
Hotel & Resort REITs — 0.0%
RHP Hotel Properties LP, 2024 1st Lien Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 6.16%, 05/20/30		32	31,938
Consolidated Schedule of Investments

Consolidated Schedule of Investments (unaudited)(continued)
September 30, 2025
BlackRock Credit Strategies Fund
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Hotels, Restaurants & Leisure — 3.7%
Aimbridge Acquisition Co., Inc.
2025 1st Lien Second Out Term Loan, (1-mo. CME Term SOFR at 1.00% Floor + 1.61%, 6.00% PIK), 11.76%, 03/11/30(h)	USD	10	$ 9,878
2025 First Out Term Loan, (1-mo. CME Term SOFR at 1.00% Floor + 5.61%), 9.76%, 03/11/30		11	10,787
Alterra Mountain Co., 2025 Term Loan B8, (1-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.66%, 05/31/30		59	58,573
Burger King (Restaurant Brands International Inc.)/New Red Finance, Inc., 2024 Term Loan B6, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 5.91%, 09/20/30		104	103,774
Caesars Entertainment, Inc.
2024 Term Loan B1, (1-mo. CME Term SOFR + 2.25%), 6.41%, 02/06/31		205	204,382
Term Loan B, (1-mo. CME Term SOFR + 2.25%), 6.41%, 02/06/30		27	26,804
EOC Borrower LLC, Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.00%), 7.16%, 03/24/32		169	168,493
Fertitta Entertainment LLC/NV, 2022 Term Loan B, (1- mo. CME Term SOFR at 0.50% Floor + 3.25%), 7.41%, 01/27/29		231	230,908
Flutter Financing BV
2024 Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 1.75%), 5.75%, 11/30/30		170	169,250
2025 Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 2.00%), 6.00%, 06/04/32		64	63,716
Four Seasons Hotels Ltd., 2025 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 1.75%), 5.91%, 09/22/32		154	153,781
Great Canadian Gaming Corp., 2024 Term Loan B, (3- mo. CME Term SOFR at 0.00% Floor + 4.75%), 8.75%, 11/01/29		41	39,466
Gympass(e)(h)
2024 2nd Amendment Delayed Draw Term Loan, (1- mo. CME Term SOFR at 1.50% Floor + 3.25%, 3.25% PIK), 10.78%, 08/29/29		4,863	4,912,125
Term Loan, (1-mo. CME Term SOFR + 3.25%, 3.25% PIK), 10.78%, 07/08/27		283	285,411
Herschend Entertainment Co. LLC, 2025 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.25%), 7.41%, 05/27/32		46	46,009
Hilton Domestic Operating Co., Inc., 2023 Term Loan B4, (1-mo. CME Term SOFR + 1.75%), 5.91%, 11/08/30		97	97,341
IRB Holding Corp., 2024 1st Lien Term Loan B, (1-mo. CME Term SOFR at 0.75% Floor + 2.50%), 6.66%, 12/15/27		83	83,321
Light & Wonder International, Inc., 2024 Term Loan B2, (1-mo. CME Term SOFR at 0.50% Floor + 2.25%), 6.39%, 04/14/29		101	101,243
Motion Finco SARL, 2024 USD Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.50%), 7.50%, 11/12/29		94	84,065
Ontario Gaming GTA LP, Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 4.25%), 8.24%, 08/01/30		25	24,306
Oravel Stays Singapore Pte. Ltd., 2025 Term Loan B, (3-mo. CME Term SOFR at 1.00% Floor + 8.00%), 12.00%, 01/08/30		5,963	6,100,332
Security		Par (000)	Value
Hotels, Restaurants & Leisure (continued)
Penn Entertainment, Inc., 2022 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.50%), 6.66%, 05/03/29	USD	91	$ 91,273
Sabre GLBL, Inc.
2021 Term Loan B1, (1-mo. CME Term SOFR at 0.50% Floor + 3.61%), 7.78%, 12/17/27		10	9,566
2021 Term Loan B2, (1-mo. CME Term SOFR at 0.50% Floor + 3.61%), 7.78%, 12/17/27		3	3,132
2022 1st Lien Term Loan B, (1-mo. CME Term SOFR + 5.10%), 9.26%, 06/30/28		1	1,209
2024 Term Loan B1, (1-mo. CME Term SOFR at 0.50% Floor + 6.10%), 10.26%, 11/15/29(e)		26	24,188
2024 Term Loan B2, (1-mo. CME Term SOFR at 0.50% Floor + 6.10%), 10.26%, 11/15/29(e)		14	13,259
SeaWorld Parks & Entertainment, Inc., 2024 Term Loan B3, (1-mo. CME Term SOFR at 0.50% Floor + 2.00%), 6.16%, 12/04/31		23	23,321
Showtime Acquisition LLC, 2024 1st Lien Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 4.75%), 8.94%, 08/16/31(e)		4,944	4,900,624
Six Flags Entertainment Corp., 2024 Term Loan B, (1- mo. CME Term SOFR at 0.00% Floor + 2.00%), 6.16%, 05/01/31		17	16,616
Station Casinos LLC, 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 6.16%, 03/14/31		121	121,111
Stonebridge Cos. LLC, Term Loan B, (1-mo. CME Term SOFR at 0.75% Floor + 5.00%), 9.16%, 05/16/31(e)		3,250	3,211,161
Turquoise Topco Ltd., Term Loan B, 08/13/32(o)		40	40,025
Voyager Parent LLC, Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 4.75%), 8.75%, 07/01/32		60	60,082
Whatabrands LLC, 2024 1st Lien Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.50%), 6.66%, 08/03/28		55	54,537
Wyndham Hotels & Resorts, Inc., 2024 Term Loan, (1- mo. CME Term SOFR at 0.00% Floor + 1.75%), 5.91%, 05/24/30		61	61,022
			21,605,091
Household Durables — 0.1%
AI Aqua Merger Sub, Inc., 2024 1st Lien Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 3.00%), 7.28%, 07/31/28		114	114,207
Hunter Douglas, Inc., 2025 USD Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 3.25%), 7.25%, 01/20/32		105	104,565
Somnigroup International, Inc., Term Loan B, (1-mo. SOFR + 2.25%), 6.37%, 10/24/31		27	27,401
Springs Windows Fashions LLC
2024 First Lien Second Out Term Loan A2, (1-mo. CME Term SOFR at 1.00% Floor + 4.11%), 8.28%, 10/06/28		27	21,846
2024 FLFO A1 Term Loan, (1-mo. CME Term SOFR at 1.00% Floor + 4.50%), 8.66%, 12/19/29		11	11,124
Weber-Stephen Products LLC, 2025 Term Loan B, 09/17/32(o)		75	74,156
			353,299

Consolidated Schedule of Investments (unaudited)(continued)
September 30, 2025
BlackRock Credit Strategies Fund
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Household Products — 0.0%
Lavender U.S. HoldCo 1, Inc., USD Term Loan, 09/27/32(e)(o)	USD	43	$ 43,000
Reynolds Consumer Products LLC, 2025 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 5.91%, 03/04/32		13	12,954
			55,954
Independent Power and Renewable Electricity Producers — 0.0%
Calpine Construction Finance Co. LP, 2023 Refinancing Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 6.16%, 07/31/30		83	83,720
Calpine Corp., 2024 Term Loan B10, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 5.91%, 01/31/31		37	36,821
NRG Energy, Inc., 2024 Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 1.75%), 6.06%, 04/16/31		164	163,721
			284,262
Industrial Conglomerates — 0.1%
Nxgen Buyer, Inc., 2025 12th Amendment Incremental Term Loan, (1-mo. CME Term SOFR at 1.00% Floor + 4.75%), 8.91%, 11/01/27		274	272,570
Stitch Acquisition Corp., 2024 2nd Out Term Loan, (3-mo. CME Term SOFR + 7.50%), 11.76%, 12/31/29		26	21,353
			293,923
Insurance — 1.8%
Alliant Holdings Intermediate LLC, 2025 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.67%, 09/19/31		345	344,146
AmWINS Group, Inc., 2025 Term Loan B, (3-mo. CME Term SOFR at 0.75% Floor + 2.25%), 6.25%, 01/30/32		161	160,679
Amynta Agency Borrower, Inc., 2025 Term Loan B, (1- mo. CME Term SOFR at 0.00% Floor + 2.75%), 6.91%, 12/29/31		108	107,937
Ardonagh Group Finco Pty. Ltd., 2024 USD Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.75%), 6.94%, 02/15/31		102	101,888
Asurion LLC
2021 2nd Lien Term Loan B3, (1-mo. CME Term SOFR + 5.36%), 9.53%, 01/31/28		76	73,910
2023 Term Loan B11, (1-mo. CME Term SOFR at 0.00% Floor + 4.35%), 8.51%, 08/19/28		59	59,389
2024 Term Loan B12, (1-mo. CME Term SOFR at 0.00% Floor + 4.25%), 8.41%, 09/19/30		15	14,862
2025 Term Loan B13, (1-mo. CME Term SOFR at 0.00% Floor + 4.25%), 8.41%, 09/19/30		126	125,432
Baldwin Insurance Group Holdings LLC, 2025 Term Loan B2, (3-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.64%, 05/26/31		48	48,194
Higginbotham Insurance Agency, Inc.(e)
2024 5th Amendment Term Loan, (1-mo. CME Term SOFR at 1.00% Floor + 4.50%), 8.67%, 11/24/28		2,397	2,396,561
2024 Amendment No 4 Delayed Draw Term Loan, (1-mo. CME Term SOFR at 1.00% Floor + 4.75%), 8.91%, 11/24/28		1,458	1,458,388
Howden Group Holdings Ltd., 2024 USD Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 3.50%), 7.66%, 04/18/30		9	8,946
HUB International Ltd., 2025 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.25%), 6.58%, 06/20/30		211	211,400
Security		Par (000)	Value
Insurance (continued)
Hyperion Refinance SARL, 2025 USD Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.75%), 6.91%, 02/15/31	USD	100	$ 99,751
Integrity Marketing Acquisition LLC, 2024 Term Loan, (3-mo. CME Term SOFR at 0.75% Floor + 5.00%), 9.20%, 08/25/28(e)		1,574	1,574,158
IT Parent LLC(e)
2021 Term Loan, (3-mo. CME Term SOFR at 1.00% Floor + 5.50%), 9.80%, 10/01/26		305	306,371
Revolver, (3-mo. CME Term SOFR + 5.50%), 9.91%, 10/01/26		359	358,618
Term Loan, (3-mo. CME Term SOFR at 1.00% Floor + 5.50%), 9.80%, 10/01/26		2,391	2,403,041
Jones Deslauriers Insurance Management, Inc., 2025 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.75%), 7.06%, 03/15/30		51	51,080
OneDigital Borrower LLC, 2025 Repriced Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 3.00%), 7.16%, 07/02/31		13	12,951
Ryan Specialty LLC, 2024 USD Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 6.16%, 09/15/31		132	131,817
Sedgwick Claims Management Services, Inc., 2023 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.66%, 07/31/31		178	178,158
Truist Insurance Holdings LLC
2024 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.75%), 6.75%, 05/06/31		205	204,173
2nd Lien Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 4.75%), 8.75%, 05/06/32		34	34,263
USI, Inc.
2024 Term Loan C, (3-mo. CME Term SOFR at 0.00% Floor + 2.25%), 6.25%, 09/29/30		91	90,583
2024 Term Loan D, (3-mo. CME Term SOFR at 0.00% Floor + 2.25%), 6.25%, 11/21/29		173	172,571
			10,729,267
Interactive Media & Services — 1.7%
Delivery Hero Finco LLC, 2024 USD Term Loan B, (3- mo. CME Term SOFR + 5.00%), 9.23%, 12/12/29		6,029	6,089,459
Kid Distro Holdings LLC(e)
2023 Incremental Term Loan, (6-mo. CME Term SOFR at 1.00% Floor + 4.75%), 9.20%, 10/01/27		354	354,251
Term Loan, (6-mo. CME Term SOFR at 1.00% Floor + 4.75%), 9.20%, 10/01/27		3,255	3,254,550
MH Sub I LLC
2023 Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 4.25%), 8.25%, 05/03/28		31	29,745
2024 Term Loan B4, (1-mo. CME Term SOFR at 0.50% Floor + 4.25%), 8.41%, 12/31/31		30	27,191
Speedster Bidco GmbH, 2024 USD Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 3.25%), 7.24%, 12/10/31		114	114,498
			9,869,694
Internet Software & Services — 0.6%
Barracuda Networks, Inc., 2022 Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 4.50%), 8.81%, 08/15/29		56	47,208
CNT Holdings I Corp., 2025 Term Loan, (3-mo. CME Term SOFR at 0.75% Floor + 2.25%), 6.56%, 11/08/32		60	60,090
Consolidated Schedule of Investments

Consolidated Schedule of Investments (unaudited)(continued)
September 30, 2025
BlackRock Credit Strategies Fund
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Internet Software & Services (continued)
Gen Digital, Inc.
2024 Term Loan B, (1-mo. CME Term SOFR + 1.75%), 5.91%, 09/12/29	USD	157	$ 156,209
2025 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 1.75%), 5.91%, 04/16/32		26	25,812
Go Daddy Operating Co. LLC
2024 Term Loan B7, (1-mo. CME Term SOFR + 1.75%), 5.91%, 05/30/31		31	31,542
2024 Term Loan B8, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 5.91%, 11/09/29		82	81,654
Proofpoint, Inc.
2024 Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 3.00%), 7.16%, 08/31/28		152	152,174
2025 Fungible Term Loan, 08/31/28(o)		16	16,042
StubHub Holdco Sub LLC, 2024 Extended Term Loan B, (1-mo. CME Term SOFR + 4.75%), 8.91%, 03/15/30		1,912	1,891,932
Thrasio LLC(e)
2024 1st Out Take Back Term Loan, (3-mo. CME Term SOFR + 10.00%), 14.58%, 06/18/29		438	372,133
2024 2nd Out Take Back Term Loan, (Defaulted), 0.00%, 06/18/29(d)(m)		1,270	955,351
			3,790,147
IT Services — 6.1%
Acquia, Inc.(e)
Revolver, (3-mo. CME Term SOFR at 1.00% Floor + 6.00%), 10.45%, 10/30/26		36	35,951
Term Loan, (3-mo. CME Term SOFR at 1.00% Floor + 6.00%), 10.43%, 10/30/26		481	480,902
Amentum Holdings, Inc., 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.25%), 6.41%, 09/29/31		62	61,527
Applause App Quality, Inc., 2024 7th Amendment Refinancing Term Loan, (3-mo. CME Term SOFR at 1.50% Floor + 5.75%), 9.76%, 10/24/29(e)		81	80,323
Arctera U.S. Holdings LLC, 2024 Priority Term Loan, (3-mo. CME Term SOFR at 2.50% Floor + 8.00%, 4.50% PIK), 12.00%, 12/09/29(h)		4,297	4,336,658
Avalara, Inc., 2025 Term Loan, 03/26/32(o)		6	5,983
Aventiv Technologies LLC, 2025 5th Amendment Incremental Bridge Loan, (3-mo. CME Term SOFR at 1.00% Floor + 10.26%), 14.58%, 03/25/26		3,000	3,135,000
Bynder Holding BV(e)
Term Loan Tranche A, (6-mo. CME Term SOFR at 1.00% Floor + 6.00%), 10.14%, 01/26/29		15	15,019
Term Loan Tranche B, (6-mo. CME Term SOFR at -5.00% Floor + 6.00%), 10.14%, 01/26/29		54	54,444
Capstone Borrower, Inc., 2025 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.75%), 6.75%, 06/17/30		63	63,236
CivicPlus LLC, 2025 Refinancing Term Loan, (3-mo. CME Term SOFR at 0.75% Floor + 5.50%), 9.70%, 08/23/30(e)		1,852	1,838,315
Clever Devices Ltd., Revolver, (1-mo. CME Term SOFR + 6.00%), 10.16%, 06/12/30(e)		148	147,594
Clover Holdings 2 LLC, Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.75%), 7.94%, 12/09/31		180	180,054
Dayforce, Inc., 2025 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.00%), 6.31%, 03/01/31(e)		120	119,527
Security		Par (000)	Value
IT Services (continued)
Docupace Technologies LLC(e)
Delayed Draw Term Loan B, (3-mo. CME Term SOFR + 5.75%), 10.05%, 07/15/30	USD	54	$ 53,080
PIK Delayed Draw Term Loan, (3-mo. CME Term SOFR + 5.75%), 9.91%, 07/15/30		127	125,471
Elastic Path Software, Inc., Term Loan, (3-mo. CME Term SOFR at 1.00% Floor + 7.50%), 12.04%, 01/05/26(e)		1,342	1,342,496
Finastra USA, Inc., 2025 1st Lien Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 4.00%), 8.04%, 07/30/32		195	194,095
Fortress Intermediate 3, Inc., 2025 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.00%), 7.25%, 06/27/31		29	28,854
G-3 Apollo Acquisition Corp.(e)
Revolver, (3-mo. CME Term SOFR at 1.00% Floor + 5.00%), 9.12%, 03/10/31		1	950
Term Loan, (3-mo. CME Term SOFR at 1.00% Floor + 5.00%), 9.07%, 03/10/31		66	66,367
Honey Intermediate, Inc., Term Loan, (1-mo. CME Term SOFR + 2.88%, 3.38% PIK), 10.41%, 09/30/31(e)(h)		91	89,842
Huckabee Acquisition LLC, Term Loan, (3-mo. CME Term SOFR at 1.00% Floor + 5.25%), 9.31%, 01/16/30(e)		73	73,081
Integratecom, Inc.(e)
Delayed Draw Term Loan, (3-mo. CME Term SOFR at 1.00% Floor + 6.75%), 10.90%, 12/15/27		103	99,106
Revolver, (3-mo. CME Term SOFR at 1.00% Floor + 6.75%), 10.90%, 12/15/27		134	128,699
Intercept Bidco, Inc., Term Loan, (3-mo. CME Term SOFR at 1.00% Floor + 6.00%), 10.17%, 06/03/30(e)		3,611	3,567,778
Lightspeed Solution LLC(e)
2025 2nd Amendment Incremental Term Loan, (1-mo. CME Term SOFR + 6.00%), 10.17%, 03/01/28		92	91,183
Delayed Draw Term Loan, (1-mo. CME Term SOFR at 0.75% Floor + 6.00%), 10.17%, 03/01/28		28	27,337
LogicMonitor, Inc., 2024 Term Loan, (3-mo. CME Term SOFR at 0.75% Floor + 5.50%), 9.81%, 11/19/31(e)		81	80,259
Madison Logic Holdings, Inc., Term Loan, (1-mo. CME Term SOFR + 7.50%), 11.66%, 12/30/28(e)		88	82,999
Magenta Security Holdings LLC
2024 First Out Term Loan, (3-mo. CME Term SOFR at 0.75% Floor + 7.01%), 11.32%, 07/27/28		19	15,250
2024 Second Out Term Loan, (3-mo. CME Term SOFR at 0.75% Floor + 7.26%), 11.57%, 07/27/28		316	136,650
2024 Super Priority Term Loan, (3-mo. CME Term SOFR at 1.00% Floor + 6.25%), 10.56%, 07/27/28		9,385	9,501,081
2024 Third Out Term Loan, (Defaulted), 0.00%, 07/27/28(d)(m)		1,256	250,124
McAfee Corp., 2024 USD 1st Lien Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 3.00%), 7.22%, 03/01/29		92	87,352
Oak Purchaser, Inc., Revolver, (6-mo. CME Term SOFR at 0.75% Floor + 5.50%), 14.50%, 05/31/28(e)		19	19,189
Peraton Corp., Term Loan B, (1-mo. CME Term SOFR at 0.75% Floor + 3.85%), 8.01%, 02/01/28		89	74,564
Persado, Inc., Term Loan, (1-mo. CME Term SOFR at 1.80% Floor + 7.50%), 11.78%, 06/10/27(e)		87	93,363
Pluralsight, Inc., 2024 First Priority Term Loan, (3-mo. CME Term SOFR at 1.00% Floor + 3.00%, 1.50% PIK), 8.70%, 08/22/29(e)(h)		423	423,346

Consolidated Schedule of Investments (unaudited)(continued)
September 30, 2025
BlackRock Credit Strategies Fund
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
IT Services (continued)
Polaris Newco LLC, USD Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 4.26%), 8.57%, 06/02/28	USD	76	$ 73,352
Project Alpha Intermediate Holding, Inc., 2024 1st Lien Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 3.25%), 7.25%, 10/26/30		43	42,843
Quartz Acquireco LLC, 2025 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.25%), 6.25%, 06/28/30		72	71,624
Serrano Parent LLC, Term Loan, (6-mo. CME Term SOFR at 1.00% Floor + 6.50%), 10.71%, 05/13/30(e)		90	87,120
Skopima Consilio Parent LLC, 2024 Repriced Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 3.75%), 7.91%, 05/12/28		43	36,057
SMX Group LLC, Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 4.50%), 8.66%, 02/06/32		2,456	2,465,618
Suited Connector LLC(e)
Revolver, (3-mo. CME Term SOFR at 1.00% Floor + 6.00%), 10.40%, 12/01/27		421	290,390
Term Loan, (3-mo. CME Term SOFR + 7.00%), 11.43%, 12/01/27		2,725	1,880,502
Tempo Acquisition LLC, 2025 Repriced Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 5.91%, 08/31/28		49	47,828
X Corp., Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 6.65%), 10.96%, 10/26/29		4,134	4,051,938
			36,254,321
Leisure Products — 0.0%
Bombardier Recreational Products, Inc., 2024 Term Loan B4, 01/22/31(o)		26	26,016
City Football Group Ltd., 2024 Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 3.61%), 7.70%, 07/22/30		61	60,832
			86,848
Machinery — 1.2%
Arcline FM Holdings LLC, 2025 Term Loan, (6-mo. CME Term SOFR at 0.75% Floor + 3.50%), 7.58%, 06/24/30		2,540	2,537,654
Chart Industries, Inc., 2024 Term Loan B, (3-mo. CME Term SOFR + 2.50%), 6.79%, 03/15/30		22	22,680
Generac Power Systems, Inc., 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 6.03%, 07/03/31		15	14,906
Husky Injection Molding Systems Ltd., 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.75%), 7.75%, 02/15/29		221	221,305
Indicor LLC, 2024 USD 1st Lien Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 2.75%), 6.75%, 11/22/29		36	35,930
Madison Safety & Flow LLC, 2025 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.75%), 6.91%, 09/26/31		24	24,009
Sonny’s Enterprises LLC(e)
2023 Restatement Date Term Loan, (3-mo. CME Term SOFR at 1.00% Floor + 5.50%), 9.89%, 08/05/28		3,767	3,601,313
2024 1st Amendment Delayed Draw Term Loan, (3- mo. CME Term SOFR at 1.00% Floor + 5.50%), 9.96%, 08/05/28		93	88,900
Security		Par (000)	Value
Machinery (continued)
SPX Flow, Inc., 2025 Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 2.75%), 6.91%, 04/05/29	USD	134	$ 134,465
TK Elevator U.S. Newco, Inc., 2025 USD Term Loan B, (6-mo. CME Term SOFR at 0.50% Floor + 3.00%), 7.20%, 04/30/30		124	124,647
Vertiv Group Corp., 2025 Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 6.03%, 08/12/32		191	191,091
WEC U.S. Holdings, Inc., 2024 Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 2.25%), 6.53%, 01/27/31		93	93,325
			7,090,225
Media — 1.2%
Charter Communications Operating LLC
2023 Term Loan B4, (3-mo. CME Term SOFR at 0.00% Floor + 2.00%), 6.29%, 12/07/30		54	54,281
2024 Term Loan B5, (3-mo. CME Term SOFR at 0.00% Floor + 2.25%), 6.54%, 12/15/31		43	42,775
Crown Finance U.S., Inc., 2025 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 4.50%), 8.78%, 12/02/31		50	49,558
CSC Holdings LLC
2019 Term Loan B5, (Prime + 1.50%), 8.75%, 04/15/27		143	137,880
2022 Term Loan B6, (1-mo. CME Term SOFR at 0.00% Floor + 4.50%), 8.65%, 01/18/28		4,018	3,989,356
DirecTV Financing LLC, Term Loan, (3-mo. CME Term SOFR at 0.75% Floor + 5.26%), 9.57%, 08/02/27		6	6,213
DK Crown Holdings, Inc., 2025 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 6.00%, 03/04/32		95	94,348
ECL Entertainment LLC, 2025 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.00%), 7.16%, 08/30/30		32	31,526
Gray Television, Inc., 2024 Term Loan B, (1-mo. CME Term SOFR + 5.25%), 9.53%, 06/04/29		— (n)	300
GVC Holdings Gibraltar Ltd., 2025 Term Loan B5 (2032), 07/31/32(o)		16	15,968
Learfield Communications LLC, 2024 Term Loan B, (1- mo. CME Term SOFR at 0.00% Floor + 4.50%), 8.66%, 06/30/28		41	41,106
Live Nation Entertainment, Inc., Term Loan B4, (1-mo. CME Term SOFR at 0.00% Floor + 1.85%), 5.99%, 10/19/26		78	78,051
MSM Acquisitions, Inc.(e)
2021 Delayed Draw Term Loan, (3-mo. CME Term SOFR at 1.00% Floor + 6.00%), 10.20%, 12/09/26		83	74,036
Delayed Draw Term Loan, (3-mo. CME Term SOFR at 1.00% Floor + 6.00%), 10.20%, 12/09/26		359	318,952
Revolver, (3-mo. CME Term SOFR + 6.00%), 10.20%, 12/09/26		135	120,361
Term Loan, (3-mo. CME Term SOFR at 1.00% Floor + 6.00%), 10.20%, 12/09/26		1,088	967,340
NEP Group, Inc.
2018 1st Lien Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 3.36%), 7.53%, 08/19/26		10	9,900
2018 2nd Lien Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 7.00%), 11.46%, 10/19/26(e)		141	135,542
Consolidated Schedule of Investments

Consolidated Schedule of Investments (unaudited)(continued)
September 30, 2025
BlackRock Credit Strategies Fund
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Media (continued)
Radiate Holdco LLC, 2025 FLFO Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 3.61%, 1.50% PIK), 9.28%, 09/25/29(h)	USD	188	$ 151,027
Scientific Games Holdings LP, 2024 USD Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 3.00%), 7.29%, 04/04/29		36	35,398
Streamland Media Midco LLC
2025 2nd Amendment First Out Delayed Draw TL, (3-mo. CME Term SOFR at 1.00% Floor + 5.50%), 9.82%, 04/02/29		2	2,438
2025 2nd Amendment First Out Term Loan, (3-mo. CME Term SOFR at 1.00% Floor + 4.50%, 1.00% PIK), 9.76%, 04/02/29(e)(h)		31	30,503
2025 2nd Amendment Last Out Term Loan, (Defaulted), 0.00%, 04/02/29(e)		27	23,301
2025 Revolver, (3-mo. CME Term SOFR at 1.00% Floor + 5.50%), 10.00%, 04/02/29(e)		4	4,243
Telenet Financing USD LLC, 2020 USD Term Loan AR, 04/30/28(o)		15	14,866
UFC Holdings LLC, 1st Lien Term Loan B5, (3-mo. CME Term SOFR at 0.00% Floor + 2.00%), 6.04%, 11/21/31		174	174,121
Virgin Media Bristol LLC, 2020 USD Term Loan Q, (1-mo. CME Term SOFR + 3.36%), 7.51%, 01/31/29		78	77,925
WMG Acquisition Corp., 2024 Term Loan J, (3-mo. CME Term SOFR at 0.00% Floor + 1.75%), 5.95%, 01/24/31		165	165,602
Ziggo Financing Partnership, USD Term Loan I, (1-mo. CME Term SOFR at 0.00% Floor + 2.61%), 6.76%, 04/30/28		49	49,342
			6,896,259
Metals & Mining — 0.7%
AZZ, Inc., Term Loan B, (1-mo. CME Term SOFR + 1.75%), 5.91%, 05/13/29		15	14,646
Covia Holdings LLC, 2025 Repriced Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.75%), 6.95%, 02/26/32		20	20,025
Novelis Holdings, Inc., 2025 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 1.75%), 5.75%, 03/11/32		124	124,558
Trulite Holding Corp., Term Loan, (3-mo. CME Term SOFR + 6.00%), 10.29%, 03/01/30(e)		4,010	3,990,365
			4,149,594
Mortgage Real Estate Investment Trusts (REITs) — 0.5%
Greystone Affordable Housing Initiatives LLC, Delayed Draw Term Loan, (6-mo. CME Term SOFR at 1.25% Floor + 6.00%), 10.63%, 03/02/26(e)		2,800	2,763,600
Oil, Gas & Consumable Fuels — 0.1%
Buckeye Partners LP
2025 Term Loan B, 09/24/32(o)		6	5,977
2025 Term Loan B2, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 5.91%, 11/22/30		15	14,930
Colossus Acquireco LLC, Term Loan B, (3-mo. SOFR + 1.75%), 5.87%, 07/30/32		82	81,474
EG America LLC, 2025 USD Repriced Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 3.50%), 7.70%, 02/07/28		17	16,908
Security		Par (000)	Value
Oil, Gas & Consumable Fuels (continued)
Freeport LNG Investments LLLP, 2025 Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 3.25%), 7.58%, 12/21/28	USD	103	$ 103,401
GIP Pilot Acquisition Partners LP, 2025 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.00%), 6.29%, 10/04/30		12	11,523
Hilcorp Energy I LP, Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 6.15%, 02/11/30		40	39,800
M6 ETX Holdings II Midco LLC, 2025 Term Loan B, (Prime + 2.00%), 9.25%, 04/01/32		30	29,925
Murphy USA, Inc., Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 1.75%), 6.03%, 04/07/32		16	16,117
Oryx Midstream Services Permian Basin LLC, 2025 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.25%), 6.42%, 10/05/28		129	128,985
Palmdale Oil Co, Inc., Term Loan, (1-mo. CME Term SOFR at 1.00% Floor + 6.75%), 10.90%, 10/02/29(e)		98	98,250
Stakeholder Midstream LLC, Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 4.00%), 8.04%, 01/01/31		30	29,962
Whitewater Matterhorn Holdings LLC, 2025 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.25%), 6.25%, 06/16/32		12	11,987
			589,239
Paper & Forest Products — 0.0%
FSK Pallet Holding Corp., Term Loan, (3-mo. CME Term SOFR + 6.50%), 10.98%, 12/23/26(e)		93	93,129
Passenger Airlines — 0.1%
AAdvantage Loyalty IP Ltd., 2025 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.25%), 7.58%, 05/28/32		33	33,041
Air Canada, 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 6.17%, 03/21/31		75	75,503
American Airlines, Inc.
Series AA, 2017 1st Lien Term Loan, (6-mo. CME Term SOFR at 0.00% Floor + 1.85%), 5.98%, 01/29/27		36	36,227
2023 1st Lien Term Loan, (6-mo. CME Term SOFR at 0.00% Floor + 2.25%), 6.26%, 06/04/29		63	63,171
2024 1st Lien Term Loan B, (6-mo. CME Term SOFR at 0.00% Floor + 2.25%), 6.50%, 02/15/28		58	57,516
2025 Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 2.25%), 6.58%, 04/20/28		44	43,530
JetBlue Airways Corp., 2024 Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 4.75%), 8.75%, 08/27/29		54	51,332
United Airlines, Inc., 2024 1st Lien Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.00%), 6.20%, 02/22/31		53	52,857
			413,177
Personal Care Products — 0.1%
ACP Tara Holdings, Inc., 2025 Term Loan B, 09/17/32(e)(o)		13	13,000
Opal U.S. LLC, USD Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.25%), 7.25%, 04/28/32		90	90,180
Traack Technologies, Inc., Term Loan, (6-mo. CME Term SOFR + 7.50%), 11.35%, 09/15/26(e)		400	396,700
			499,880

Consolidated Schedule of Investments (unaudited)(continued)
September 30, 2025
BlackRock Credit Strategies Fund
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Pharmaceuticals — 0.3%
Alcami Corp.(e)
2022 Delayed Draw Term Loan, (1-mo. CME Term SOFR at 1.00% Floor + 7.00%), 11.24%, 12/21/28	USD	5	$ 5,099
2022 Term Loan, (3-mo. CME Term SOFR at 1.00% Floor + 7.00%), 11.35%, 12/21/28		69	69,274
Amneal Pharmaceuticals LLC, 2025 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 3.50%), 7.66%, 08/01/32		108	107,820
Elanco Animal Health, Inc., Term Loan B, (1-mo. CME Term SOFR + 1.85%), 6.13%, 08/01/27		34	34,097
Endo Finance Holdings, Inc., 2024 1st Lien Term Loan, 04/23/31(o)		30	29,968
Gainwell Acquisition Corp.
2nd Lien Term Loan, (3-mo. CME Term SOFR at 1.00% Floor + 8.00%), 12.39%, 10/02/28(e)		994	973,230
Term Loan B, (3-mo. CME Term SOFR at 0.75% Floor + 4.10%), 8.10%, 10/01/27		36	35,895
Jazz Financing Lux SARL, 2024 1st Lien Term Loan B2, (1-mo. CME Term SOFR + 2.25%), 6.41%, 05/05/28		99	98,905
Option Care Health, Inc., 2025 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 5.89%, 09/16/32		80	79,488
Organon & Co., 2024 USD Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 2.25%), 6.41%, 05/19/31		24	23,163
Perrigo Investments LLC, 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 6.16%, 04/20/29		28	28,012
PRA Health Sciences, Inc., 2024 US Term Loan B, (3- mo. CME Term SOFR at 0.50% Floor + 2.00%), 6.00%, 07/03/28		6	6,324
Vizient, Inc., 2024 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 1.75%), 5.91%, 08/01/31		21	20,820
			1,512,095
Professional Services — 4.8%
Accordion Partners LLC, 2024 Term Loan, (3-mo. CME Term SOFR at 0.75% Floor + 5.00%), 9.00%, 11/17/31(e)		154	153,722
Applause App Quality, Inc., 2024 7th Amendment Refinancing Revolver, (3-mo. CME Term SOFR at 1.50% Floor + 5.75%), 10.07%, 10/24/29(e)		2	1,606
Bullhorn, Inc.(e)
2019 Revolver, (1-mo. CME Term SOFR at 1.00% Floor + 5.00%), 8.89%, 10/01/29		37	36,037
2020 Term Loan, (1-mo. CME Term SOFR at 1.00% Floor + 5.00%), 9.16%, 10/01/29		4,064	4,033,511
2024 8th Amendment Delayed Draw Term Loan 1, (1-mo. CME Term SOFR + 5.00%), 9.16%, 10/01/29		544	539,483
2025 8th Amendment Delayed Draw Term Loan 2, (1-mo. CME Term SOFR at 1.00% Floor + 5.00%), 9.16%, 10/01/29		63	62,276
Chronicle Bidco, Inc.(e)
2025 Delayed Draw Term Loan, (3-mo. CME Term SOFR at 1.00% Floor + 5.00%), 9.33%, 04/15/31		133	132,870
2025 Term Loan, (3-mo. CME Term SOFR at 1.00% Floor + 5.00%), 9.32%, 04/15/31		5,118	5,118,345
Compsych Investments Corp., 2024 Term Loan, (3-mo. CME Term SOFR at 0.75% Floor + 4.75%), 9.08%, 07/22/31(e)		3,283	3,316,055
Deep Blue Operating I LLC, Term Loan, 09/17/32(o)		14	14,000
Security		Par (000)	Value
Professional Services (continued)
DTI Holdco, Inc., 2025 Term Loan B, (1-mo. CME Term SOFR at 0.75% Floor + 4.00%), 8.16%, 04/26/29	USD	4,863	$ 4,313,090
Employ, Inc., Term Loan, (3-mo. CME Term SOFR + 7.50%), 11.73%, 08/07/28(e)		250	246,458
HSI Halo Acquisition, Inc.(e)
2024 Delayed Draw Term Loan, (3-mo. CME Term SOFR at 0.75% Floor + 5.00%), 9.00%, 06/30/31		206	207,532
2024 Term Loan, (3-mo. CME Term SOFR at 0.75% Floor + 5.00%), 9.00%, 06/30/31		2,295	2,312,944
Job & Talent USA, Inc.(e)
3rd Incremental Term Loan, (1-mo. CME Term SOFR at 1.00% Floor + 7.00%), 11.16%, 10/15/28		1,991	2,027,150
Delayed Draw Term Loan, (1-mo. CME Term SOFR at 1.00% Floor + 7.00%), 11.16%, 10/15/28		498	506,788
Initial Term Loan, (1-mo. CME Term SOFR at 1.00% Floor + 7.00%), 11.16%, 10/15/28		1,493	1,520,363
Pueblo Mechanical and Controls LLC, 2022 Revolver, (3-mo. CME Term SOFR at 0.75% Floor + 5.00%), 9.00%, 08/23/27(e)		39	38,821
Secretariat Advisors LLC, 2025 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 4.00%), 8.00%, 02/28/32		1,266	1,265,690
Security Services Acquisition Sub Corp.(e)
2024 12th Amendment Term Loan A, (1-mo. CME Term SOFR at 1.00% Floor + 5.75%), 10.01%, 09/30/27		927	918,177
2024 Term Loan, (1-mo. CME Term SOFR at 1.00% Floor + 5.75%), 10.01%, 09/30/27		1,840	1,821,450
Vensure Employer Services, Inc., 2024 Term Loan, (3- mo. CME Term SOFR at 0.50% Floor + 5.00%), 9.02%, 09/29/31(e)		91	89,699
			28,676,067
Real Estate Management & Development — 0.5%
CoreLogic, Inc.
2nd Lien Term Loan, (1-mo. CME Term SOFR + 6.61%), 10.78%, 06/04/29		30	29,765
Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 3.61%), 7.78%, 06/02/28		93	92,877
Cushman & Wakefield U.S. Borrower LLC, 2025 Term Loan B3, (1-mo. CME Term SOFR at 0.50% Floor + 2.75%), 6.91%, 01/31/30		23	22,783
Greystone Affordable Housing Initiatives LLC, 2022 Term Loan, (1-mo. CME Term SOFR + 6.50%), 10.78%, 03/08/27(e)		1,636	1,626,965
HowlCo LLC, Term Loan, (3-mo. CME Term SOFR at 1.00% Floor + 3.00%, 3.50% PIK), 10.97%, 10/22/27(e)(h)		1,162	1,145,096
			2,917,486
Semiconductors & Semiconductor Equipment — 0.1%
Emerald Technologies U.S. Acquisitionco, Inc., Revolver, (6-mo. CME Term SOFR + 6.00%), 10.22%, 12/29/26(e)		411	280,760
Entegris, Inc., 2023 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 5.79%, 07/06/29		28	28,442
MKS Instruments, Inc., 2025 USD Repriced Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 2.00%), 6.17%, 08/17/29		113	112,413
			421,615
Consolidated Schedule of Investments

Consolidated Schedule of Investments (unaudited)(continued)
September 30, 2025
BlackRock Credit Strategies Fund
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Software — 6.0%
Alphasense, Inc., 2024 Term Loan, (3-mo. CME Term SOFR at 2.00% Floor + 6.25%), 10.24%, 06/27/29(e)	USD	4,167	$ 4,150,559
Applied Systems, Inc., 2024 1st Lien Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 2.25%), 6.25%, 02/24/31		181	181,154
AthenaHealth Group, Inc., 2022 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.75%), 6.91%, 02/15/29		207	206,945
BCPE Pequod Buyer, Inc., USD Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.00%), 7.16%, 11/25/31		62	61,922
Boxer Parent Co., Inc., 2025 USD Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.00%), 7.20%, 07/30/31		162	161,830
CCC Intelligent Solutions, Inc., Term Loan, (1-mo. CME Term SOFR + 2.00%), 6.16%, 01/23/32		153	152,517
Central Parent LLC, 2024 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.25%), 7.25%, 07/06/29		141	121,558
Clearwater Analytics LLC, 2025 Term Loan B, (6-mo. CME Term SOFR at 0.00% Floor + 2.25%), 6.46%, 04/21/32		46	46,000
Clever Devices Ltd., Term Loan, (1-mo. CME Term SOFR at 1.00% Floor + 6.00%), 10.16%, 06/12/30(e)		2,630	2,651,162
Cloud Software Group, Inc.
2025 Term Loan B (2031), (3-mo. CME Term SOFR at 0.00% Floor + 3.25%), 7.25%, 03/21/31		132	132,520
2025 Term Loan B (2032), (3-mo. CME Term SOFR at 0.00% Floor + 3.25%), 7.25%, 08/13/32		236	236,902
Cloudera, Inc., 2021 Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 3.85%), 8.01%, 10/08/28		35	34,200
Cotiviti, Inc., 2024 Term Loan, (1-mo. CME Term SOFR + 2.75%), 7.03%, 05/01/31		148	145,291
DNAnexus, Inc.(e)
2024 Delayed Draw Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 5.25%), 9.39%, 12/18/29		5	4,950
2024 Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 5.25%), 9.39%, 12/18/29		25	24,750
Docupace Technologies LLC, Term Loan, (3-mo. CME Term SOFR + 5.75%), 10.05%, 07/15/30(e)		2,064	2,034,750
DS Admiral Bidco LLC, 2024 Term Loan B, (1-mo. CME Term SOFR + 4.25%), 8.41%, 06/26/31		31	31,125
Ellucian Holdings, Inc.
2024 1st Lien Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.75%), 6.91%, 10/09/29		157	156,844
2024 2nd Lien Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 4.75%), 8.91%, 11/22/32		26	26,542
Emburse, Inc., Term Loan, (3-mo. CME Term SOFR at 0.75% Floor + 4.25%), 8.25%, 05/28/32(e)		3,684	3,698,947
Epicor Software Corp., 2024 Term Loan F, (1-mo. CME Term SOFR at 0.75% Floor + 2.50%), 6.66%, 05/30/31		152	151,892
Firstup, Inc.(e)
Amendment No. 2 Term Loan, (3-mo. CME Term SOFR + 6.75%), 10.75%, 07/13/27		430	426,607
Term Loan, (3-mo. CME Term SOFR + 6.75%), 10.75%, 07/13/27		4,183	4,149,227
Genesys Cloud Services, Inc., 2025 USD Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.66%, 01/30/32		274	272,499
Security		Par (000)	Value
Software (continued)
Informatica LLC, 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.25%), 6.41%, 10/27/28	USD	60	$ 59,972
Integratecom, Inc., Term Loan, (3-mo. CME Term SOFR at 1.00% Floor + 6.75%), 10.90%, 12/15/27(e)		1,622	1,559,373
Kaseya, Inc., 2025 1st Lien Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.25%), 7.41%, 03/20/32		159	159,382
Lightspeed Solution LLC, Term Loan, (1-mo. CME Term SOFR at 0.75% Floor + 6.00%), 10.17%, 03/01/28(e)		417	414,479
Mitchell International, Inc.
2024 1st Lien Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 3.25%), 7.41%, 06/17/31		105	104,784
2024 2nd Lien Term Loan, (1-mo. CME Term SOFR + 5.25%), 9.41%, 06/17/32		15	14,805
Modena Buyer LLC, Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 4.50%), 8.81%, 07/01/31		30	29,346
Oak Purchaser, Inc.(e)
2024 Term Loan, (3-mo. CME Term SOFR at 0.75% Floor + 5.50%), 9.37%, 05/31/28		262	261,926
Delayed Draw Term Loan, (6-mo. CME Term SOFR at 0.75% Floor + 5.50%), 9.37%, 05/31/28		1,439	1,450,667
Term Loan, (6-mo. CME Term SOFR at 0.75% Floor + 5.50%), 9.37%, 05/31/28		2,159	2,176,000
Planview Parent, Inc., 2024 1st Lien Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 3.50%), 7.50%, 12/17/27		18	17,516
Pluralsight, Inc., 2024 Term Loan, (3-mo. CME Term SOFR at 1.00% Floor + 3.00%, 1.50% PIK), 8.70%, 08/22/29(e)(h)		227	226,724
PointClickCare Technologies, Inc., 2025 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.75%), 6.75%, 11/03/31		47	46,614
Project Boost Purchaser LLC, 2025 Refinancing Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 2.75%), 7.07%, 07/16/31		109	108,342
RealPage, Inc., 1st Lien Term Loan, (3-mo. CME Term SOFR + 3.26%), 7.26%, 04/24/28		94	93,662
Spartan Bidco Pty. Ltd., Term Loan, (3-mo. CME Term SOFR at 0.75% Floor + 6.50%), 10.96%, 01/24/28(e)		2,139	2,130,342
SS&C Technologies, Inc., 2024 Term Loan B8, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 6.16%, 05/09/31		155	155,496
Thunder Purchaser, Inc.(e)
2024 Incremental Delayed Draw Term Loan, (3-mo. CME Term SOFR at 1.00% Floor + 5.25%), 9.40%, 06/30/28		689	682,976
2024 Refinancing Term Loan, (3-mo. CME Term SOFR at 1.00% Floor + 5.25%), 9.40%, 06/30/28		3,049	3,024,086
UKG, Inc., 2024 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.81%, 02/10/31		196	196,028
VS Buyer LLC, 2025 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.25%), 6.56%, 04/12/31		180	179,923
Waystar Technologies, Inc.
2025 Add-on Term Loan B, 10/22/29(o)		24	23,963
2025 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 6.16%, 10/22/29		70	69,922
West Technology Group LLC, 2023 Term Loan B3, (3- mo. CME Term SOFR + 4.25%), 8.56%, 04/10/27		996	446,111
X.AI Corp., Term Loan, (6-mo. CME Term SOFR at 0.00% Floor + 7.25%), 11.12%, 06/28/30		541	523,106

Consolidated Schedule of Investments (unaudited)(continued)
September 30, 2025
BlackRock Credit Strategies Fund
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Software (continued)
Zelis Payments Buyer, Inc.
5th Amendment Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 3.25%), 7.41%, 11/26/31	USD	101	$ 101,184
Term Loan B, (1-mo. CME Term SOFR + 2.75%), 6.91%, 09/28/29		60	59,673
Zilliant, Inc.(e)(h)
Delayed Draw Term Loan, (1-mo. CME Term SOFR at 0.75% Floor + 2.00%, 5.00% PIK), 11.26%, 12/21/27		325	311,006
Term Loan, (1-mo. CME Term SOFR at 0.75% Floor + 2.00%, 5.00% PIK), 11.26%, 12/21/27		1,775	1,698,551
			35,586,652
Specialty Retail — 2.0%
Cart.Com, Inc., Term Loan, (1-mo. CME Term SOFR at 1.50% Floor + 7.75%), 11.91%, 05/30/30(e)		5,000	4,980,000
Hanna Andersson LLC, Term Loan, (3-mo. CME Term SOFR at 1.00% Floor + 6.25%), 10.66%, 07/02/26(e)		2,922	2,922,500
LS Group OpCo Acquistion LLC, 2025 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.70%, 04/23/31		49	48,483
Restoration Hardware, Inc., Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.61%), 6.78%, 10/20/28		40	38,637
Sellerx(e)
2025 Revolver, (3-mo. CME Term SOFR + 5.00%), 9.01%, 12/31/28		1,054	1,054,617
2025 Tranche A1 Term Loan, (3-mo. CME Term SOFR + 9.00%), 13.00%, 12/31/28		736	736,058
2025 Tranche A2 Term Loan, (3-mo. CME Term SOFR + 9.00%), 13.00%, 12/31/28		736	735,630
Supergoop LLC, Term Loan, (1-mo. CME Term SOFR + 5.75%), 10.01%, 12/29/28(e)		1,155	1,144,794
			11,660,719
Technology Hardware, Storage & Peripherals — 0.7%
Cubic Corp.
2025 Second Out Term Loan B, (3-mo. CME Term SOFR at 0.75% Floor + 4.51%), 8.83%, 05/25/29		173	98,837
2025 Second Out Term Loan C, (3-mo. CME Term SOFR at 0.75% Floor + 4.51%), 8.57%, 05/25/29		24	13,646
SumUp Holdings Luxembourg, 2024 Delayed Draw Term Loan A, (3-mo. CME Term SOFR + 6.50%), 10.70%, 04/22/31(e)		4,000	4,048,000
			4,160,483
Textiles, Apparel & Luxury Goods — 1.6%
ABG Intermediate Holdings 2 LLC
2024 1st Lien Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.25%), 6.41%, 12/21/28		63	63,193
2025 Delayed Draw Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 2.25%), 6.41%, 02/13/32		30	29,726
Beach Acquisition Bidco LLC, USD Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.25%), 7.31%, 09/12/32		16	16,067
James Perse Enterprises, Inc.(e)
Revolver, (3-mo. CME Term SOFR at 1.00% Floor + 6.25%), 10.32%, 09/08/27		123	123,333
Security		Par (000)	Value
Textiles, Apparel & Luxury Goods (continued)
James Perse Enterprises, Inc.(e) (continued)
Term Loan, (12-mo. CME Term SOFR at 1.00% Floor + 6.25%), 10.31%, 09/08/27	USD	4,000	$ 4,000,000
WH Borrower LLC, 2025 Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 4.75%), 8.95%, 02/20/32		4,988	4,986,702
			9,219,021
Transportation Infrastructure — 0.0%
OLA Netherlands BV, Term Loan, (1-mo. CME Term SOFR at 0.75% Floor + 6.35%), 10.51%, 12/15/26		109	107,909
SIRVA Worldwide, Inc., 2024 Term Loan, (3-mo. CME Term SOFR at 2.00% Floor + 8.00%), 12.20%, 08/20/29		40	15,359
			123,268
Wireless Telecommunication Services — 2.2%
Altice France SA, 2023 USD Term Loan B14, (3-mo. CME Term SOFR at 0.00% Floor + 5.50%), 9.82%, 08/15/28(e)		3,903	3,766,491
Digicel International Finance Ltd., 2025 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 5.25%), 9.49%, 08/06/32		27	26,966
GOGO Intermediate Holdings LLC, Term Loan B, (1-mo. CME Term SOFR + 3.86%), 8.03%, 04/30/28		44	43,606
Level 3 Financing, Inc., 2025 Repriced Term Loan B4, (1-mo. CME Term SOFR at 0.00% Floor + 3.25%), 7.42%, 03/29/32		174	174,000
Ligado Networks LLC, (e)		4,714	3,927,695
OpenMarket, Inc., 2025 Refinancing Term Loan, (3-mo. CME Term SOFR at 0.75% Floor + 5.75%), 9.75%, 06/11/29(e)		4,900	4,849,645
Windstream Services, LLC, 2025 Term Loan B, 09/24/32(e)(o)		64	63,360
			12,851,763
Total Floating Rate Loan Interests — 61.1% (Cost: $375,569,160)			361,213,858
Foreign Agency Obligations
Mongolia — 0.0%
Mongolia Government International Bonds, 3.50%, 07/07/27(c)		200	192,300
Pakistan — 0.1%
Pakistan Government International Bonds, 6.00%, 04/08/26(c)		300	298,500
Sri Lanka — 0.1%
Sri Lanka Government International Bonds(b)
4.00%, 04/15/28		89	85,543
3.35%, 01/15/30(j)		94	88,421
3.60%, 03/15/33(j)		185	158,646
5.10%, 06/15/35(j)		125	91,080
3.85%, 05/15/36(j)		87	76,555
3.85%, 02/15/38(j)		173	154,042
			654,287
Total Foreign Agency Obligations — 0.2% (Cost: $1,049,876)			1,145,087

Consolidated Schedule of Investments

Consolidated Schedule of Investments (unaudited)(continued)
September 30, 2025
BlackRock Credit Strategies Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Investment Companies
Equity Funds — 0.0%
Hearthside Equity	671	$ 12,869
Fixed Income Funds — 0.8%
Igloo Parent Holdings LLC(e)	21	1,693,507
Invesco Senior Loan ETF	58,600	1,226,498
iShares JP Morgan USD Emerging Markets Bond ETF(p)	18,476	1,758,730
		4,678,735
Total Investment Companies — 0.8% (Cost: $5,013,131)		4,691,604

		Par (000)
Municipal Bonds
California — 0.7%
California Infrastructure & Economic Development Bank, Refunding RB, Series A, Class B, AMT, Sustainability Bonds, 9.50%, 01/01/65(b)	USD	4,835	4,408,914
Florida — 0.1%
Florida Development Finance Corp., Refunding RB, AMT, 5.00%, 07/01/41		500	415,171
Total Municipal Bonds — 0.8% (Cost: $4,582,576)			4,824,085
Preferred Securities
Capital Trusts — 2.5%
Automobiles(a)(c)(i) — 0.1%
RCI Banque SA, 6.13%	EUR	200	234,693
Volkswagen International Finance NV, 5.99%		100	121,839
			356,532
Banks(a)(i) — 1.3%
Axis Bank Ltd., 4.10%(c)	USD	200	197,000
Bank of America Corp.
6.25%		40	40,511
6.63%		90	93,644
Barclays PLC, 8.00%		4,150	4,392,969
BPER Banca SpA, 6.50%(c)	EUR	200	245,694
Citigroup, Inc.
6.88%, 12/31/99	USD	15	15,458
Series CC, 7.13%		60	61,987
Series DD, 7.00%		15	15,932
Series EE, 6.75%		29	29,443
Series FF, 6.95%		15	15,405
HDFC Bank Ltd., 3.70%(c)		200	196,400
HSBC Holdings PLC, 7.05%		400	416,426
Krung Thai Bank PCL/Cayman Islands, 4.40%(c)		200	198,875
Mitsubishi UFJ Financial Group, Inc.
6.35%		400	408,341
8.20%		425	466,011
Standard Chartered PLC(c)
7.63%		200	212,000
7.88%		400	428,173
Wells Fargo & Co., 6.85%		16	16,814
			7,451,083
Security		Par (000)	Value
Building Products — 0.1%
Nationwide Building Society, 7.50%(a)(c)(i)	GBP	200	$ 275,753
Diversified Telecommunication Services(a)(c) — 0.1%
British Telecommunications PLC
5.13%, 10/03/54	EUR	116	142,200
8.38%, 12/20/83	GBP	107	154,412
Telefonica Europe BV, 6.75%(i)	EUR	300	393,292
			689,904
Electric Utilities(a) — 0.1%
AES Corp., 7.60%, 01/15/55	USD	19	19,681
CenterPoint Energy, Inc., Series B, 6.85%, 02/15/55		6	6,364
Dominion Energy, Inc.
6.63%, 05/15/55		10	10,349
Series B, 7.00%, 06/01/54		355	384,922
Electricite de France SA, (c)(g)(i)	EUR	300	349,574
			770,890
Financial Services(a) — 0.2%
Brookfield Finance, Inc., 6.30%, 01/15/55	USD	45	44,616
Credit Agricole SA, 5.88%(c)(i)	EUR	100	119,277
Deutsche Bank AG, 7.38%(c)(i)		200	253,069
Goldman Sachs Group, Inc., 6.85%(i)	USD	30	31,162
Nomura Holdings, Inc., 7.00%(i)		200	207,019
Royal Capital BV, 5.00%(c)(i)		200	199,000
Sumitomo Mitsui Financial Group, Inc., 6.45%(i)		300	306,238
			1,160,381
Independent Power and Renewable Electricity Producers(a)(b)(i) — 0.0%
NRG Energy, Inc., 10.25%		93	101,404
Vistra Corp., 7.00%		67	68,023
			169,427
Insurance(c) — 0.2%
FWD Group Holdings Ltd.
5.25%, 09/22/30		475	475,986
5.84%, 09/22/35		475	480,678
NN Group NV, 5.75%(a)(i)	EUR	200	237,914
			1,194,578
Metals & Mining — 0.0%
Prysmian SpA, 5.25%(a)(c)(i)		175	214,322
Multi-Utilities — 0.0%
AltaGas Ltd., 7.20%, 10/15/54(a)(b)	USD	16	16,551
Oil, Gas & Consumable Fuels(a) — 0.1%
Eni SpA, 4.50%(c)(i)	EUR	100	119,866
Sunoco LP, 7.88%(b)(i)	USD	110	111,728
Var Energi ASA, 7.86%, 11/15/83(c)	EUR	300	390,553
Venture Global LNG, Inc., 9.00%(b)(i)	USD	215	213,082
			835,229
Passenger Airlines — 0.0%
Air France-KLM, 5.75%(a)(c)(i)	EUR	100	119,803
Pharmaceuticals — 0.1%
Bayer AG, 5.38%, 03/25/82(a)(c)		400	482,556
Real Estate Management & Development(c)(i) — 0.1%
Heimstaden Bostad AB, 2.63%(a)		116	131,067
NWD Finance BVI Ltd.(d)(m)
4.13%	USD	200	74,350
5.25%		200	86,750
			292,167
Specialty Retail — 0.0%
Unibail-Rodamco-Westfield SE, 4.75%(a)(c)(i)	EUR	200	238,510

Consolidated Schedule of Investments (unaudited)(continued)
September 30, 2025
BlackRock Credit Strategies Fund
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Transportation Infrastructure — 0.0%
La Poste SA, 5.00%(a)(c)(i)	EUR	100	$ 121,929
Utilities(a)(c)(i) — 0.1%
Electricite de France SA, 5.13%		200	242,311
Veolia Environnement SA, 4.32%		100	117,638
			359,949
			14,749,564

	Shares
Preferred Stocks — 1.3%
Broadline Retail — 0.6%
StubHub, Inc., Series K, 12/31/49(d)(e)	3,000	3,538,417
Construction Materials — 0.0%
Kellermeyer Bergensons Services LLC(d)(e)	45,118	—
Consumer Discretionary — 0.2%
Sellerx, Series Z(d)(e)	4,707,471	1,318,092
Consumer Finance — 0.0%
WorldRemit Ltd., Series X, (Acquired 06/24/24, Cost: $0)(d)(e)(f)	136	15,598
Ground Transportation — 0.0%
Sirva BGRS Holdings, Inc., 07/21/30(d)	8	1,375
Insurance — 0.0%
Alliant Cali, Inc., (Acquired 09/24/24, Cost: $83,725), 12/31/79(e)(f)	85	89,740
Interactive Media & Services(d)(e)(f) — 0.3%
ByteDance Ltd., Series E-1, (Acquired 11/11/20, Cost: $681,004)	6,215	1,571,587
Streamland Media Holdings LLC, (Acquired 03/31/25, Cost: $42,479)	264	—
		1,571,587
IT Services(d)(e) — 0.0%
Veritas Kapital Assurance PLC
Series G	219	4,982
Series G-1	161	3,663
		8,645
Professional Services — 0.2%
Job and Talent Holding Ltd., 0.00%(d)(e)(f)	18,083	1,026,299
Specialty Retail(d)(e) — 0.0%
Razor Group & Infinite Commerce, 0.00%	3,511,744	35
Razor Group GmbH
, 09/30/28(m)	3,182,164	32
Common Unit, 09/30/28	31,821	—
		67
		7,569,820
Total Preferred Securities — 3.8% (Cost: $23,097,854)		22,319,384
Security	Shares	Value
Warrants
Capital Markets — 0.0%
Pico Quantitative Trade Holding LLC, (Acquired 02/07/20, Cost: $—), (Issued 02/07/20, Expires 02/07/30) )(d)(e)(f)(q)	142	$ 26,534
Consumer Finance — 0.0%
WorldRemit Ltd., Series D, (Issued/Exercisable 02/11/21, 1,596 Shares for 1 Warrant, Expires 02/11/31, Strike Price USD 37.59)(d)(e)	1,596	1,332
Financial Services — 0.0%
Service King (Carnelian Point), (Exercisable 01/14/23, 1 Share for 1 Warrant, Expires 06/30/27, Strike Price USD 10.00)(d)	129	—
Ground Transportation — 0.0%
Motive Technologies, Inc., (Expires 12/31/49)(d)(e)	75,000	70,500
Interactive Media & Services — 0.0%
Research Now, Inc., (Issued 07/15/24, Exercisable 07/15/29, Expires 07/15/29, Strike Price USD 37.72)(d)	2,857	357
Media — 0.0%
Suited Connector LLC, (Issued/Exercisable 03/06/23, 1 Share for 1 Warrant, Expires 03/06/33, Strike Price USD 33.71)(d)(e)	20,348	—
Software — 0.0%
Grey Orange, (Issued/Exercisable 05/06/22, 1 Share for 1 Warrant, Expires 05/06/32, Strike Price USD 28.93)(d)(e)	460	92
Specialty Retail(d)(e) — 0.0%
Razor Group GmbH, (Issued/Exercisable 03/24/23, 568 Shares for 1 Warrant, Expires 04/28/30, Strike Price EUR 6,306.84)	14	—
Razor Group GmbH, (Issued/Exercisable 04/30/21, 1,854 Shares for 1 Warrant, Expires 04/30/28, Strike Price EUR 911.97)	46	—
		—
Total Warrants — 0.0% (Cost: $30)		98,815
Total Long-Term Investments — 95.0% (Cost: $577,636,268)		561,472,690
Short-Term Securities
Money Market Funds — 2.6%
BlackRock Liquidity Funds, T-Fund, Institutional Shares, 4.01%(p)(r)	15,494,966	15,494,966
Total Short-Term Securities — 2.6% (Cost: $15,494,966)		15,494,966
Options Purchased — 0.0% (Cost: $44,351)		88,536
Total Investments — 97.6% (Cost: $593,175,585)		577,056,192
Other Assets Less Liabilities — 2.4%		14,358,415
Net Assets — 100.0%		$ 591,414,607
Consolidated Schedule of Investments

Consolidated Schedule of Investments (unaudited)(continued)
September 30, 2025
BlackRock Credit Strategies Fund

(a)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(d)	Non-income producing security.
(e)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(f)
Restricted security as to resale, excluding 144A securities. The Fund held restricted securities with a current value of $2,746,980, representing 0.5% of its net assets as of period end, and an original cost of $3,007,517.

(g)	When-issued security.
(h)	Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(i)	Perpetual security with no stated maturity date.
(j)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step- down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(k)	Convertible security.
(l)	Zero-coupon bond.
(m)	Issuer filed for bankruptcy and/or is in default.
(n)	Rounds to less than 1,000.
(o)	Represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.
(p)	Affiliate of the Fund.
(q)	All or a portion of the security is held by a wholly-owned subsidiary.
(r)	Annualized 7-day yield as of period end.
For purposes of this report, industry and sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended September 30, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 12/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 09/30/25	Shares Held at 09/30/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds, T-Fund, Institutional Shares	$ 73,339,862	$ —	$ (57,844,896)(a)	$ —	$ —	$ 15,494,966	15,494,966	$ 732,791	$ —
iShares JP Morgan USD Emerging Markets Bond ETF	1,645,104	—	(1)	—	113,627	1,758,730	18,476	59,621	—
				$ —	$ 113,627	$ 17,253,696		$ 792,412	$ —

(a)	Represents net amount purchased (sold).
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
10-Year U.S. Ultra Long Treasury Note	18	12/19/25	$ 2,071	$ 17,874
U.S. Long Bond	8	12/19/25	933	23,673
2-Year U.S. Treasury Note	39	12/31/25	8,126	13,931
5-Year U.S. Treasury Note	453	12/31/25	49,455	104,179
				159,657
Short Contracts
10-Year U.S. Treasury Note	298	12/19/25	33,525	(239,867)
Ultra U.S. Treasury Bond	19	12/19/25	2,284	(71,003)
				(310,870)
				$ (151,213)
Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	340,382	CHF	270,000	Morgan Stanley & Co. International PLC	10/15/25	$ 672
USD	11,766	EUR	10,000	Deutsche Bank AG	10/15/25	16

Consolidated Schedule of Investments (unaudited)(continued)
September 30, 2025
BlackRock Credit Strategies Fund

Forward Foreign Currency Exchange Contracts (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	224,053	EUR	190,000	Morgan Stanley & Co. International PLC	10/15/25	$ 807
USD	36,634,808	EUR	31,150,000	Morgan Stanley & Co. International PLC	10/15/25	34,107
USD	6,810,804	GBP	5,020,000	Morgan Stanley & Co. International PLC	10/15/25	58,906
						94,508
USD	58,452	EUR	50,000	Deutsche Bank AG	10/15/25	(297)
USD	70,310	EUR	60,000	Deutsche Bank AG	10/15/25	(189)
USD	435,085	EUR	370,000	JPMorgan Chase Bank N.A.	12/17/25	(1,219)
						(1,705)
						$ 92,803
Exchange-Traded Options Purchased
Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
iShares MSCI Emerging Markets ETF	1,904	10/17/25	USD	54.00	USD	10,167	$ 88,536
Centrally Cleared Credit Default Swaps — Sell Protection
Reference Obligation/Index	Financing Rate Received by the Fund	Payment Frequency	Termination Date	Credit Rating(a)	Notional Amount (000)(b)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
CDX.NA.HY.44.V1	5.00%	Quarterly	06/20/30	B	USD	8,250	$ 670,172	$ 545,143	$ 125,029

(a)	Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)	The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.
OTC Credit Default Swaps — Sell Protection
Reference Obligation/Index	Financing Rate Received by the Fund	Payment Frequency	Counterparty	Termination Date	Credit Rating(a)	Notional Amount (000)(b)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Faurecia SE	5.00%	Quarterly	Goldman Sachs International	06/20/29	BB-	EUR	49	$ 6,207	$ 4,341	$ 1,866
Faurecia SE	5.00	Quarterly	Goldman Sachs International	12/20/29	BB-	EUR	80	10,072	4,950	5,122
iTraxx.XO.42.V3 20-35%	5.00	Quarterly	BNP Paribas SA	12/20/29	B	EUR	114	18,706	14,606	4,100
iTraxx.XO.42.V3 20-35%	5.00	Quarterly	Goldman Sachs International	12/20/29	B	EUR	95	15,589	14,989	600
Zegona Finance PLC	5.00	Quarterly	BNP Paribas SA	06/20/30	BB	EUR	40	7,254	6,691	563
Zegona Finance PLC	5.00	Quarterly	Deutsche Bank AG	06/20/30	BB	EUR	40	7,222	5,306	1,916
Virgin Media Finance PLC	5.00	Quarterly	Goldman Sachs International	12/20/30	B-	EUR	38	3,558	3,691	(133)
								$ 68,608	$ 54,574	$ 14,034

(a)	Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)	The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Consolidated Schedule of Investments

Consolidated Schedule of Investments (unaudited)(continued)
September 30, 2025
BlackRock Credit Strategies Fund

Fair Value Hierarchy as of Period End (continued)
• Level 3 – Inputs that are unobservable and significant to the  entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy.  The breakdown of the Fund’s financial instruments into major categories is disclosed in the Consolidated Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Asset-Backed Securities	$ —	$ 35,495,101	$ —	$ 35,495,101
Common Stocks
Beverages	—	—	—	—
Biotechnology	1,034,000	—	—	1,034,000
Broadline Retail	—	—	—	—
Construction & Engineering	338	—	—	338
Construction Materials	—	—	1	1
Consumer Discretionary	—	—	1	1
Diversified Consumer Services	—	—	2	2
Entertainment	—	—	17,220	17,220
Financial Services	—	—	41,299	41,299
Ground Transportation	—	29	—	29
Health Care Providers & Services	—	32,746	—	32,746
Health Care Technology	2,040,000	—	—	2,040,000
Household Durables	3,996,940	—	238,472	4,235,412
Industrial Conglomerates	—	8,444	—	8,444
IT Services	—	—	30,182	30,182
Real Estate Management & Development	—	—	—	—
Retail REITs	—	1,697,500	—	1,697,500
Specialty Retail	—	—	—	—
Trading Companies & Distributors	—	—	5,973	5,973
Corporate Bonds
Advertising Agencies	—	615,390	—	615,390
Aerospace & Defense	—	869,553	—	869,553
Air Freight & Logistics	—	22,957	—	22,957
Automobile Components	—	2,027,616	—	2,027,616
Automobiles	—	1,196,084	—	1,196,084
Banks	—	2,621,329	—	2,621,329
Beverages	—	—	34,340	34,340
Biotechnology	—	385,796	—	385,796
Building Materials	—	944,606	—	944,606
Building Products	—	267,893	—	267,893
Capital Markets	—	307,901	—	307,901
Chemicals	—	3,300,539	—	3,300,539
Commercial Services & Supplies	—	4,064,929	—	4,064,929
Communications Equipment	—	51,666	—	51,666
Construction & Engineering	—	840,912	—	840,912
Consumer Discretionary	—	1,167,809	—	1,167,809
Consumer Finance	13,769	1,700,691	—	1,714,460
Consumer Staples Distribution & Retail	—	1,465,630	—	1,465,630
Containers & Packaging	—	1,917,545	—	1,917,545
Distributors	—	22,828	—	22,828
Diversified REITs	—	435,090	—	435,090
Diversified Telecommunication Services	—	4,330,003	—	4,330,003
Electric Utilities	—	1,716,220	—	1,716,220

Consolidated Schedule of Investments (unaudited)(continued)
September 30, 2025
BlackRock Credit Strategies Fund

Fair Value Hierarchy as of Period End (continued)
	Level 1	Level 2	Level 3	Total
Corporate Bonds (continued)
Electronic Equipment, Instruments & Components	$ —	$ 8,293	$ —	$ 8,293
Energy Equipment & Services	—	741,836	—	741,836
Entertainment	—	1,241,027	—	1,241,027
Environmental, Maintenance & Security Service	—	283,631	—	283,631
Financial Services	—	3,382,569	—	3,382,569
Food Products	—	1,164,834	—	1,164,834
Ground Transportation	—	129,210	—	129,210
Health Care Equipment & Supplies	—	250,271	—	250,271
Health Care Providers & Services	—	1,509,007	—	1,509,007
Health Care REITs	—	9,554,289	—	9,554,289
Hotel & Resort REITs	—	254,125	—	254,125
Hotels, Restaurants & Leisure	—	4,242,216	—	4,242,216
Household Durables	—	173,994	—	173,994
Independent Power and Renewable Electricity Producers	—	820,117	—	820,117
Industrial Conglomerates	—	247,072	—	247,072
Insurance	—	3,114,151	—	3,114,151
Interactive Media & Services	—	5,295,536	—	5,295,536
Internet Software & Services	—	738,088	—	738,088
IT Services	—	1,409,976	—	1,409,976
Leisure Products	—	694,774	—	694,774
Machinery	—	661,623	—	661,623
Media	—	2,641,446	—	2,641,446
Metals & Mining	—	853,851	—	853,851
Mortgage Real Estate Investment Trusts (REITs)	—	33,741	—	33,741
Multi-Utilities	—	6,281	—	6,281
Oil, Gas & Consumable Fuels	—	3,838,839	—	3,838,839
Passenger Airlines	—	299,987	—	299,987
Personal Care Products	—	6,649,116	—	6,649,116
Pharmaceuticals	—	1,851,203	—	1,851,203
Real Estate Management & Development	117,764	3,254,056	—	3,371,820
Retail REITs	—	13,750	—	13,750
Semiconductors & Semiconductor Equipment	—	172,191	—	172,191
Software	—	8,342,324	—	8,342,324
Specialty Retail	—	830,676	—	830,676
Textiles, Apparel & Luxury Goods	—	760,151	—	760,151
Transportation Infrastructure	—	1,140,486	—	1,140,486
Wireless Telecommunication Services	—	8,057,112	—	8,057,112
Fixed Rate Loan Interests	—	12,404,281	5,036,619	17,440,900
Floating Rate Loan Interests	—	115,468,524	245,745,334	361,213,858
Foreign Agency Obligations	—	1,145,087	—	1,145,087
Investment Companies
Equity Funds	—	12,869	—	12,869
Fixed Income Funds	2,985,228	—	1,693,507	4,678,735
Municipal Bonds	—	4,824,085	—	4,824,085
Preferred Securities
Capital Trusts	—	14,749,564	—	14,749,564
Preferred Stocks	—	1,375	7,568,445	7,569,820
Warrants	—	357	98,458	98,815
Short-Term Securities
Money Market Funds	15,494,966	—	—	15,494,966
Options Purchased
Equity Contracts	88,536	—	—	88,536
Unfunded Floating Rate Loan Interests(a)	—	11,932	94,280	106,212
Liabilities
Unfunded Floating Rate Loan Interests(a)	—	(106)	(118,265)	(118,371)
	$25,771,541	$290,786,624	$260,485,868	$577,044,033
Derivative Financial Instruments(b)
Assets
Credit Contracts	$ —	$ 139,196	$ —	$ 139,196
Foreign Currency Exchange Contracts	—	94,508	—	94,508
Interest Rate Contracts	159,657	—	—	159,657
Consolidated Schedule of Investments

Consolidated Schedule of Investments (unaudited)(continued)
September 30, 2025
BlackRock Credit Strategies Fund

Fair Value Hierarchy as of Period End (continued)
	Level 1	Level 2	Level 3	Total
Liabilities
Credit Contracts	$ —	$ (133)	$ —	$ (133)
Foreign Currency Exchange Contracts	—	(1,705)	—	(1,705)
Interest Rate Contracts	(310,870)	—	—	(310,870)
	$(151,213)	$231,866	$—	$80,653

(a)	Unfunded floating rate loan interests are valued at the unrealized appreciation (depreciation) on the commitment.
(b)
Derivative financial instruments are swaps, futures contracts and forward foreign currency exchange contracts. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument.

A reconciliation of Level 3 financial instruments is presented when the Fund had a significant amount of Level 3 investments and derivative financial instruments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:
	Asset-Backed Securities	Common Stocks	Corporate Bonds	Fixed Rate Loan Interests	Floating Rate Loan Interests	Investment Companies	Preferred Stocks	Unfunded Floating Rate Loan Interests
Assets
Opening balance, as of December 31, 2024	$ 1,000,000	$ 1,352,233	$ 85,458	$ 3,646,756	$ 258,529,849	$ —	$ 5,491,882	$ (88,115)
Transfers into Level 3	—	—	—	687	1,639,141	—	—	—
Transfers out of Level 3	(1,000,000)	—	(85,458)	(744,541)	(7,633,637)	—	—	1,891
Accrued discounts/premiums	—	—	—	(1,014)	650,580	—	—	—
Net realized gain (loss)	—	513,935	—	(415,994)	(14,911,140)	—	45,644	—
Net change in unrealized appreciation (depreciation)(a)	—	(739,560)	—	601,774	9,164,211	(77,110)	968,077	62,239
Purchases	—	615,216	34,340	2,613,573	73,845,469	1,770,617	1,644,342	—
Sales	—	(1,408,674)	—	(664,622)	(75,539,139)	—	(581,500)	—
Closing balance, as of September 30, 2025	$ —	$ 333,150	$ 34,340	$ 5,036,619	$ 245,745,334	$ 1,693,507	$ 7,568,445	$ (23,985)
Net change in unrealized appreciation (depreciation) on investments still held at September 30, 2025(a)	$ —	$ (615,317)	$ —	$ 119,149	$ (1,597,692)	$ (77,110)	$ 968,077	$ 29,381

	Warrants	Total
Assets
Opening balance, as of December 31, 2024	$ 27,419	$ 270,045,482
Transfers into Level 3	—	1,639,828
Transfers out of Level 3	(286)	(9,462,031)
Accrued discounts/premiums	—	649,566
Net realized gain (loss)	—	(14,767,555)
Net change in unrealized appreciation (depreciation)(a)	71,325	10,050,956
Purchases	—	80,523,557
Sales	—	(78,193,935)
Closing balance, as of September 30, 2025	$ 98,458	$ 260,485,868
Net change in unrealized appreciation (depreciation) on investments still held at September 30, 2025(a)	$ 71,325	$ (1,102,187)

(a)
Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at September 30, 2025 is generally due to investments no longer held or categorized as Level 3 at period end.

The following table summarizes the valuation approaches used and unobservable inputs utilized by the Valuation Committee to determine the value of certain of the Fund’s Level 3 financial instruments as of period end. The table does not include Level 3 financial instruments with values based upon unadjusted third-party pricing information in the amount of $53,257,647.
	Value	Valuation Approach	Unobservable Inputs	Range of Unobservable Inputs Utilized(a)	Weighted Average of Unobservable Inputs Based on Fair Value
Assets
Floating Rate Loan Interests	$196,756,935	Income	Discount Rate	8% - 27%	10%
		Market	Revenue Multiple	0.33x -1.40x	0.68x
			EBITDA Multiple	4.00x - 10.00x	6.93x

Consolidated Schedule of Investments (unaudited)(continued)
September 30, 2025
BlackRock Credit Strategies Fund

	Value	Valuation Approach	Unobservable Inputs	Range of Unobservable Inputs Utilized(a)	Weighted Average of Unobservable Inputs Based on Fair Value
Common Stock	30,182	Market	EBITDA Multiple	13.25x	—
			Revenue Multiple	0.33x	—

Fixed Rate Loan Interests	2,475,893	Income	Discount Rate	0.12	—

Preferred Stocks	7,559,732	Income	Discount Rate	10% -15%	15%
		Market	Revenue Multiple	0.50x - 1.50x	1.10x
			Time to Exit	2.0 years	—
			Volatility	0.45	—
			EBITDA Multiple	4.00x - 30.42x	4.31x
			Discount for lack of marketability	10% -15%	10%

Warrants	405,479	Market	Revenue Multiple	5.00x	—
			Time to Exit	2.0 years	—
			Volatility	0.45	—
			EBITDA Multiple	30.42x	—
			Discount for lack of marketability	0.15	—
		Income	Discount Rate	12% -15%	12%

	$207,228,221

(a)	A significant change in unobservable input could result in a correlated or inverse change in value.

Currency Abbreviation
CHF	Swiss Franc
EUR	Euro
GBP	British Pound
USD	United States Dollar

Portfolio Abbreviation
AMT	Alternative Minimum Tax
CLO	Collateralized Loan Obligation
CME	Chicago Mercantile Exchange
CMT	Constant Maturity Treasury
DAC	Designated Activity Company
DIP	Debtor-In-Possession
ETF	Exchange-Traded Fund
EURIBOR	Euro Interbank Offered Rate
GO	General Obligation Bonds
MSCI	Morgan Stanley Capital International
PCL	Public Company Limited
PIK	Payment-in-Kind
PJSC	Public Joint Stock Company
RB	Revenue Bonds
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate
Consolidated Schedule of Investments